As filed with the Securities and Exchange Commission

on August 16, 2005

Registration No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☐

Amendment No.	☐

(Check appropriate box or boxes)

NATIONS FUNDS TRUST

(Exact Name of Registrant as specified in Charter)

101 South Tryon Street

Charlotte, NC 28255

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (866) 348-1468

Scott Henderson

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Marco E. Adelfio, Esq.

Steven G. Cravath, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Suite 5500

Washington, D.C.  20006

It is proposed pursuant to Rule 488 under the Securities Act of 1933 that this filing will become effective on September 15, 2005.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  The Registrant filed on June 22, 2004, the notice required by Rule 24f-2 for its fiscal year ended March 31, 2005 (File Nos. 333-89661; 811-9645).

Nations Funds Trust

Cross-Reference Sheet

PART A

Item No.	Item Caption	Prospectus Caption

1	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	COVER PAGE OF REGISTRATION STATEMENT; CROSS-REFERENCE SHEET; FRONT COVER PAGE OF PROXY STATEMENT/PROSPECTUS

2	Beginning and Outside Back Cover Page of Prospectus	TABLE OF CONTENTS

3	Fee Table, Synopsis Information, and Risk Factors

SUMMARY — FEE TABLES; OVERVIEW OF THE REORGANIZATION AGREEMENT; OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; OVERVIEW OF SERVICE PROVIDERS; OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION, EXCHANGE AND OTHER POLICIES AND PROCEDURES; U.S. FEDERAL INCOME TAX CONSEQUENCES; PRINCIPAL RISK FACTORS.

4	Information About the Transaction

THE REORGANIZATIONS — DESCRIPTION OF THE REORGANIZATION AGREEMENT; REASONS FOR THE REORGANIZATIONS AND OTHER CONSIDERATIONS; BOARD CONSIDERATION; COMPARISON OF INVESTMENT MANAGEMENT, INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; COMPARISON OF PERFORMANCE; COMPARISON OF INVESTMENT POLICIES AND LIMITATIONS; COMPARISON OF FORMS OF BUSINESS ORGANIZATIONS; COMPARISON OF SERVICE PROVIDERS; COMPARISON OF ADVISORY SERVICES AND FEES; COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES; MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES; CAPITALIZATION

5	Information About the Registrant	N/A

6	Information About the Fund Being Acquired	ADDITIONAL INFORMATION

7	Voting Information	VOTING MATTERS — GENERAL INFORMATION; QUORUM; SHAREHOLDER APPROVAL; PRINCIPAL SHAREHOLDERS; ANNUAL MEETINGS AND SHAREHOLDER MEETINGS

8	Interest of Certain Persons and Experts	NOT APPLICABLE

9	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	NOT APPLICABLE

PART B

Item No.	Item Caption	Statement of Additional Information Caption

10	Cover Page	COVER PAGE

11	Table of Contents	TABLE OF CONTENTS

12	Additional Information About the Registrant	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

13	Additional Information About the Fund Being Acquired	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

14	Financial Statements	EXHIBITS TO STATEMENT OF ADDITIONAL INFORMATION

PART C

Item No.

15-17	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

COLUMBIA FUNDS TRUST II
Columbia Money Market Fund

COLUMBIA FUNDS TRUST IV
Columbia Municipal Money Market Fund

COLUMBIA DAILY INCOME COMPANY

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

September 15, 2005

Dear Shareholder:

We are pleased to invite you to special meetings of shareholders of Columbia Funds noted above (each a "Fund," and collectively, the "Funds"). The meetings will be jointly held at 10:00 a.m., Eastern time, on November 16, 2005, at One Financial Center, Boston, Massachusetts (the "Meetings"). At the Meetings, you will be asked to approve a reorganization (each a "Reorganization," and collectively the "Reorganizations") of your Fund into a corresponding acquiring mutual fund (an "Acquiring Fund") in Nations Funds Trust. With respect to Columbia Daily Income Company and Columbia Money Market Fund only, you also will be asked to vote on the election of Trusteees/Directors of your Fund.

The proposed Reorganizations are recommended by Banc of America Capital Management, LLC ("BACAP"), the investment adviser for the Nations Funds, and Columbia Management Group, LLC ("Columbia Management Group"), the parent company of the investment adviser to the Columbia Funds (BACAP and Columbia Management Group are collectively, "Management"). Management and the Funds' Boards of Directors/Trustees (the "Boards") believe that the proposed Reorganizations will accomplish two important goals. First, by reorganizing Funds with similar investment objectives and principal investment strategies, Management can create larger, more efficient investment portfolios. Second, by streamlining their product offerings, Management can more efficiently concentrate their investment management and distribution resources on a more focused group of portfolios. Importantly, the pro forma total operating expense ratios of all Acquiring Fund share classes after the Reorganizations are expected to be lower than they are currently for each corresponding Fund share class.

If shareholder approval is obtained and the other conditions to the Reorganizations are satisfied, it is anticipated that your Fund will be reorganized into its Acquiring Fund on or about November 18, 2005, when Fund shares will be exchanged for shares of a designated class of shares of the corresponding Acquiring Fund of equal dollar value. It is expected that the exchange of shares in each Reorganization will be tax-free for U.S. federal income tax purposes.

THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

THE BOARDS OF COLUMBIA FUNDS TRUST II AND COLUMBIA DAILY INCOME COMPANY UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR ALL OF THE NOMINEES FOR TRUSTEES/DIRECTORS OF YOUR FUND.

The formal Notice of Special Meetings, Combined Proxy Statement/Prospectus and Proxy Ballot are enclosed. The Reorganizations and the reasons for the unanimous recommendations of the Boards are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above. We look forward to your attendance at the meetings or to receiving your Proxy Ballot so that your shares may be voted at the meetings.

We appreciate your participation and prompt response in these matters and thank you for you continued support.

Sincerely,

CHRISTOPHER L. WILSON
President and Chief Executive Officer
Columbia Funds Trust II
Columbia Funds Trust IV
Columbia Daily Income Company

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT ACCORDING TO THE INSTRUCTIONS SHOWN ON THE BALLOT.

COLUMBIA FUNDS TRUST II
Columbia Money Market Fund

COLUMBIA FUNDS TRUST IV
Columbia Municipal Money Market Fund

One Financial Center
Boston, Massachusetts 02111

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
To Be Held on November 16, 2005

SHAREHOLDERS:

PLEASE TAKE NOTE THAT special meetings of shareholders of the Columbia Funds noted above (the "Funds") will be held jointly at 10:00 a.m., Eastern Time, on November 16, 2005, at One Financial Center, Boston, Massachusetts, for the following purpose:

ITEM 1. To approve an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus.

ITEM 2. For Columbia Money Market Fund only, to elect Trustees of the Fund. Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (each of whom has agreed to serve) are nominees for election as Trustees and are to be elected by the shareholders of the Fund.

ITEM 3. Such other business as may properly come before the meetings or any adjournment(s).

THE BOARDS OF TRUSTEES OF COLUMBIA FUNDS TRUST II AND COLUMBIA FUNDS TRUST IV (THE "BOARDS") UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

Shareholders of record as of the close of business on September 8, 2005 are entitled to notice of, and to vote at the meetings or any adjournment(s) thereof.

By Order of the Boards,

R. SCOTT HENDERSON
Secretary
Columbia Funds Trust II
Columbia Funds Trust IV

September 15, 2005

COLUMBIA DAILY INCOME COMPANY

One Financial Center
Boston, Massachusetts 02111

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
To Be Held on November 16, 2005

SHAREHOLDERS:

PLEASE TAKE NOTE THAT a special meeting of shareholders of Columbia Daily Income Company (the "Fund") will be held at 10:00 a.m., Eastern Time, on November 16, 2005, at One Financial Center, Boston, Massachusetts, for the following purpose:

ITEM 1. To approve an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus, which among other things, contemplates the dissolution of the Fund under state law following the transfer of the Fund's assets into Nations Cash Reserves, a separate series of Nations Funds Trust.

ITEM 2. To elect Directors of the Fund. Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (each of whom has agreed to serve) are nominees for election as Directors and are to be elected by the shareholders of the Fund.

ITEM 3. Such other business as may properly come before the meetings or any adjournment(s).

Shareholders of the Columbia Daily Income Company are or may be entitled to assert dissenters' rights under Oregon law. Please see "More Information about the Reorganizations – Description of the Reorganization Agreement" in the enclosed Combined Proxy Statement/Prospectus.

THE BOARD OF DIRECTORS OF THE FUND (THE "BOARD") UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF THE FUND, INCLUDING THE DISSOLUTION OF THE FUND FOLLOWING THE PROPOSED REORGANIZATION.

THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ALL OF THE NOMINEES FOR DIRECTORS OF THE FUND.

Shareholders of record as of the close of business on September 8, 2005 are entitled to notice of, and to vote at the meetings or any adjournment(s) thereof.

By Order of the Board,

R. SCOTT HENDERSON
Secretary
Columbia Daily Income Company

September 15, 2005

COMBINED PROXY STATEMENT/PROSPECTUS

Dated September 15, 2005

PROXY STATEMENT FOR:

COLUMBIA FUNDS TRUST II
Columbia Money Market Fund

COLUMBIA FUNDS TRUST IV
Columbia Municipal Money Market Fund

COLUMBIA DAILY INCOME COMPANY

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

PROSPECTUS FOR:

NATIONS FUNDS TRUST
Nations Cash Reserves
Nations Municipal Reserves

One Bank of America Plaza
101 South Tryon Street
Charlotte, North Carolina 28255
Telephone: (866) 348-1468

For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading this Proxy/Prospectus.

This Proxy/Prospectus contains information that you should know before voting on the following proposals:

Proposal:	To be voted on by shareholders of:
ITEM 1. Approval of an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus.	Columbia Daily Income Company, Columbia Money Market Fund and Columbia Municipal Money Market Fund

ITEM 2. The election of the Trustees/Directors of your Fund.	Columbia Money Market Fund and Columbia Daily Income Company

This Proxy/Prospectus, which should be read carefully and retained for future reference, sets forth concisely information about the proposed Reorganizations, and information about each Acquiring Fund that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meetings and a prospectus offering shares in each Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about September 26, 2005.

Additional information about each Fund and its Acquiring Fund is available in their prospectuses, statements of additional information (or "SAIs") and annual and semi-annual reports to shareholders. The information contained in the prospectuses for each Fund and Acquiring Fund is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. In addition, a copy of the appropriate Acquiring Fund prospectus also accompanies this Proxy/Prospectus. The Nations Funds' annual reports to shareholders for the fiscal years ended March 31, 2005 previously have been mailed to shareholders. The following annual reports also have been previously mailed to shareholders: Columbia Money Market Fund and Columbia Municipal Money Market Fund for the fiscal years ended March 31, 2005 and Columbia Daily Income Company for the fiscal year ended August 31, 2004. Subsequent to the mailing of the Funds' annual shareholder reports, the following semi-annual reports also have been previously mailed to shareholders: Columbia Daily Income Company for the fiscal period ended February 28, 2005.

The SAI relating to this Proxy/Prospectus is incorporated by reference and is dated September 15, 2005. Additional copies of any Columbia Funds documents are available without charge by writing to the address or calling the phone number given above. Additional copies of any Nations Funds documents are available without charge by writing to the address or calling the phone number given above. These documents also are available on the SEC's website at www.sec.gov.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Meetings have been called to consider the election of the Board of Directors for Columbia Daily Income Company and Columbia Money Market Fund and to consider the Reorganization Agreement dated as of [__________], 2005 that provides for the Reorganization of each Fund into its respective Acquiring Fund as shown below:

IF YOU OWN SHARES IN THIS FUND	YOU WOULD RECEIVE SHARES OF THIS ACQUIRING FUND IN THE REORGANIZATION
Columbia Daily Income Company Class Z Shares	Nations Cash Reserves Class Z Shares

Columbia Money Market Fund Class A Shares Class B Shares Class C Shares Class Z Shares	Nations Cash Reserves Class Z Shares Class B Shares Class Z Shares Class Z Shares

Columbia Municipal Money Market Fund Class A Shares Class B Shares Class C Shares Class Z Shares	Nations Municipal Reserves Class Z Shares Class B Shares Class Z Shares Class Z Shares

TABLE OF CONTENTS

ITEM 1-APPROVAL OF THE REORGANIZATION AGREEMENT SUMMARY OF PROPOSED REORGANIZATIONS	5

Fee Tables	5

Overview of the Reorganization Agreement	6

Overview of Investment Objectives and Principal Investment Strategies	7

Overview of Service Providers	8

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	9

U.S. Federal Income Tax Consequences	9

Principal Risk Factors	10

Description of Principal Investment Risks	10

MORE INFORMATION ABOUT THE REORGANIZATIONS	13

Description of the Reorganization Agreement	13

Reasons for the Reorganizations and Other Considerations	14

Board Consideration	15

Comparison of Investment Objectives and Principal Investment Strategies	16

Comparison of Performance	19

Comparison of Investment Policies and Limitations	19

Comparison of Forms of Business Organizations and Governing Law	19

Comparison of Service Providers	20

Investment Advisory Services Fees	20

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	20

Material U.S. Federal Income Tax Consequences	21

Capitalization	23

ITEM 2-ELECTION OF TRUSTEES/DIRECTORS	26

Trustee/Director and Officer Information	27

Trustees'/Directors' Compensation	31

Trustee/Director Share Ownership	33

Shareholder Communication	34

Directors' Meetings and Committees	34

1. Audit Committee	34

Audit Committee Report	35

2. Governance Committee	36

3. Advisory Fees & Expenses Committee	38

4. Compliance Committee	38

5. Investment Oversight Committees	38

Audit Committee Pre-Approval of Independent Registered Public Accountanting Firm Services	39

Fees Paid to the Independent Registered Public Accounting Firm	40

VOTING MATTERS	41

General Information	41

Quorum	42

Shareholder Approval	42

Principal Shareholders	43

ADDITIONAL INFORMATION	44

Legal Proceedings	44

Other Business	45

Shareholder Inquiries	45

APPENDIX A	A-1

APPENDIX B	B-1

APPENDIX C	C-1

APPENDIX D	D-1

APPENDIX E	E-1

APPENDIX F	F-1

APPENDIX G	G-1

ITEM 1-APPROVAL OF THE REORGANIZATION AGREEMENT

SUMMARY OF PROPOSED REORGANIZATIONS

The following is an overview of certain information relating to the proposed Reorganizations. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Tables

The table shows: (i) the current total operating expense ratios of each Fund share class; and (ii) the pro forma total operating expense ratios of its corresponding Acquiring Fund share class. The current total operating expense ratios and the pro forma total operating expense ratios shown below are both before and after contractual waivers and/or reimbursements and are as of March 31, 2005. The table shows that (both before and after waivers and reimbursements) the pro forma expense ratios of the Acquiring Fund share classes after the Reorganizations are expected to be lower than they are currently for each corresponding Fund share class. If the Reorganizations occur, Reorganization-related expenses will be allocated to the Funds, which will reduce each Fund's net asset value immediately prior to Closing. Based on the expense ratios shown in Appendix B, it is projected that, after the Reorganizations, former Fund shareholders will benefit from expense savings that will offset the allocated Reorganization-related expenses. However, the benefit of these projected expense savings will not be realized immediately. It is projected that the aggregate expense savings will not exceed the allocated Reorganization-related expenses until approximately six months after the Reorganization. If a shareholder redeems his or her shares prior to that time, the shareholder will receive no net benefit from the projected expense savings.

All expense ratios shown are annualized. Pro forma total operating expense ratios are based upon the fee arrangements that will be in place upon consummation of the Reorganizations and assume, in the case of the Reorganizations into Nations Cash Reserves, that each Fund's Reorganization is approved because those Reorganizations are contingent upon one another. Detailed pro forma total operating expense information is shown in Appendix B.

Fund/Share Class	Total Operating Expense Ratios (before/after waivers and reimbursements)	Combined Acquiring Fund/ Class Post-Reorganization	Pro Forma Total Operating Expense Ratios (before/after waivers and reimbursements)
Columbia Daily Income Company Class Z Shares	0.70%/0.70%	Nations Cash Reserves Class Z Shares	0.27%/0.20%

Columbia Money Market Fund Class A Shares Class B Shares Class C Shares Class Z Shares	0.79%/0.79% 1.79%/1.79% 1.79%/1.79% 0.79%/0.79%	Nations Cash Reserves Class Z Shares Class B Shares Class Z Shares Class Z Shares	0.27%/0.20% 1.37%/1.30% 0.27%/0.20% 0.27%/0.20%

Columbia Municipal Money Market Fund Class A Shares Class B Shares Class C Shares Class Z Shares	0.80%/0.70% 1.80%/1.70% 1.80%/1.10% 0.80%/0.70%	Nations Municipal Reserves Class Z Shares Class B Shares Class Z Shares Class Z Shares	0.27%/0.20% 1.37%/1.30% 0.27%/0.20% 0.27%/0.20%

Overview of the Reorganization Agreement

The document that governs the Reorganizations is the Reorganization Agreement. The Reorganization Agreement provides for: (i) the transfer of all of the assets and the assumption of the liabilities of each Fund to its corresponding Acquiring Fund in exchange for a designated class of shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of their Fund; and (iii) in the case of Columbia Daily Income Company, the dissolution of the Fund under state law following the transfer of all its assets and liabilities to its Acquiring Fund. In other words, as a result of the Reorganizations, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganizations, Acquiring Fund shares of a similar class that have a total dollar value equal to the total dollar value of the Fund shares that the shareholder held immediately before the Reorganizations.

The Reorganizations are expected to occur on or about November 18, 2005. It is expected that the exchange of Fund shares for corresponding Acquiring Fund shares in each Reorganization will be tax-free for U.S. federal income tax purposes. Fund shareholders will not pay any sales charge or sales load on the exchange, although the shares that they receive will be subject to contingent deferred sales charges to the extent the shares they currently own are so subject.

Management, the Funds and the Acquiring Funds will each bear a portion of the out-of-pocket expenses associated with the Reorganizations. Out-of-pocket expenses associated with the Reorganizations include but are not limited to: (i) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Proxy/Prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganizations; (ii) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (iii) the legal fees and expenses incurred in connection with the Reorganizations; and (iv) the Trustees'/Directors' fees and out-of-pocket expenses incurred as a result of the Reorganizations. The out-of-pocket expenses of a Reorganization are first allocated to the Fund or Acquiring Fund. Reorganization-related costs that are specifically allocable to either a Fund or Acquiring Fund are divided equally between the Fund and Acquiring Fund. Following this initial allocation, Columbia limits the expenses actually allocated to a Fund or Acquiring Fund in each Reorganization to the lesser of: (i) the anticipated reductions in expenses borne by that Fund or Acquiring Fund over the first year following the Reorganization; and (ii) 75% of the initial allocation to that Fund or Acquiring Fund. Any reduction in the Reorganization expenses allocable to a Fund or Acquiring Fund as a result of these limitations is borne by Columbia. Should Reorganization fail to occur, Columbia will bear all costs associated with the Reorganization.

The consummation of one Reorganization is not dependent on the consummation of any other Reorganization.

Each Fund or Acquiring Fund is expected to bear the costs of its Reorganization as follows:

Reorganization	Allocation of Expenses
Columbia Daily Income Company	$180,568
Columbia Money Market Fund	$205,742
Nations Cash Reserves (Acquiring)	$0
Columbia Municipal Money Market Fund	$49,928
Nations Municipal Reserves (Acquiring)	$0

For more information about the Reorganizations and the Reorganization Agreement, see "More Information about the Reorganizations – Description of the Reorganization Agreement."

Overview of Investment Objectives and Principal Investment Strategies

Columbia Daily Income Company, Columbia Money Market Fund, and Nations Cash Reserves (Acquiring Fund)

The investment objectives of the Funds and Acquiring Fund are similar. Columbia Daily Income Company seeks a high level of income consistent with the maintenance of liquidity and the preservation of capital by investing primarily in high quality money market securities. Columbia Money Market Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity. Nations Cash Reserves seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

The principal investment strategies of the Funds and Acquiring Fund also are similar. Columbia Daily Income Company invests in securities including those issued by the U.S. Government and its agencies and instrumentalities; commercial paper rated A-1 by Standard & Poor's or Prime 1 by Moody's Investors Service, Inc. or of comparable quality, and other high quality short-term debt. Columbia Money Market Fund invests in high quality money market securities, including securities issued by the U.S. Government and its agencies and instrumentalities. However, this Fund will invest at least 25% of its total assets in securities of issuers in the financial services industries. Both Funds maintain a dollar-weighted average portfolio maturity of not more than 90 days. Nations Cash Reserves also pursues its objective by generally investing in a diversified portfolio of high quality money market instruments. In addition, when the portfolio management team believes market conditions warrant, Nations Cash Reserves may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. In contrast to the Acquiring Fund, however, Columbia Money Market Fund also invests in securities issued or guaranteed by the government of any foreign country that have a long-term rating of A or better by at least one nationally recognized bond rating agency.

Columbia Municipal Money Market Fund and Nations Municipal Reserves (Acquiring Fund)

The investment objectives of the Fund and Acquiring Fund are similar. Columbia Municipal Money Market Fund seeks maximum current income exempt from U.S. federal income tax consistent with capital preservation and the maintenance of liquidity, while Nations Municipal Reserves seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from U.S. federal income taxes.

The principal investment strategies of the Fund and Acquiring Fund also are similar. Like Nations Municipal Reserves, Columbia Municipal Money Market Fund invests at least 80% of its investments in high-quality, tax-exempt money market securities that, under normal conditions, will produce income that is exempt from U.S. federal income tax. Additionally, the Fund may invest 25% or more of its total assets in tax-exempt money market securities whose issuers are located in the same state.

For additional information about the similarities and differences between the investment objectives and principal investment strategies of the Funds and Acquiring Funds, see "More Information about the Reorganizations – Comparison of Investment Objectives and Principal Investment Strategies."

Overview of Service Providers

BACAP, located at One Bank of America Plaza, 101 South Tryon Street, Charlotte, North Carolina 28255, is the investment adviser to over 70 mutual funds in the Nations Funds Complex, including the Acquiring Funds described in this Proxy/Prospectus. BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America.

Columbia, located at 100 Federal Street, Boston, Massachusetts 02110, serves as the investment adviser to the mutual funds in the Columbia Funds Complex, including the Funds, and as administrator of the Acquiring Funds. After each Fund reorganizes into its corresponding Acquiring Fund, BACAP will serve as the investment adviser.

The Funds and Acquiring Funds are distributed by Columbia Management Distributor, Inc. ("CMD"), a registered broker-dealer located at One Financial Center, Boston, Massachusetts 02111.

CFSI is the transfer agent for the Funds' and Acquiring Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. CFSI is located at One Financial Center, Boston, Massachusetts 02110.

State Street Bank and Trust Company ("State Street"), located at 2 Avenue De Lafayette, Boston, Massachusetts 02111-2900, is the custodian for the assets of the Funds.

The Bank of New York, located at 2 Hanson Place, 7th floor, Brooklyn, NY 11217, serves as the custodian for the assets of the Acquiring Funds. The Board of Nations Fund Trust has approved State Street as the new custodian for the Acquiring Funds, which conversion is expected to occur prior to Closing.

PricewaterhouseCoopers LLP ("PwC"), located at 125 High Street, Boston, MA 02110, serves as the Funds' and Acquiring Funds' independent public accounting firm.

Ropes & Gray LLP, located at One International Place, Boston, Massachusetts, 02110-2624, serves as legal counsel to Columbia Funds Trust II, Columbia Funds Trust IV and Columbia Daily Income Company.

Morrison & Foerster LLP, located at 2000 Pennsylvania Ave, N.W., Washington, D.C. 20006, serves as legal counsel to Nations Funds Trust.

For additional information about the service providers, see the discussion under "More Information about the Reorganizations – Comparison of Service Providers."

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

After the Reorganizations, the purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Acquiring Funds will be aligned with those of the corresponding designated share class of the Funds prior to the Reorganizations.

For a more detailed description, see "More Information about the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

U.S. Federal Income Tax Consequences

The Reorganizations are not expected to result in the recognition of gain or loss, for U.S. federal income tax purposes, by the Funds, the Acquiring Funds or their respective shareholders. However, the sale of securities by any Fund prior to the Reorganizations, whether in the ordinary course of business or in anticipation of the Reorganizations, could result in taxable distributions to such Fund's shareholders. See "More Information about the Reorganizations – Material U.S. Federal Income Tax Consequences" for additional information. Since its inception, each of the Funds and Acquiring Funds believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of any U.S. federal income tax liability on its taxable income and any gains distributed to shareholders.

Principal Risk Factors

The following compares the principal investment risks of the Funds and the Acquiring Funds. In some instances, a risk described by a Fund is similar to the risk described by an Acquiring Fund, but identified by different name. For example, "investment strategy risk" applicable to certain Acquiring Funds is similar to "management risk" applicable to certain Funds. In those instances, the risk, as identified by the Funds, appears in parentheses (i.e., investment strategy (management) risk). A more detailed description of the risks follows the comparisons below.

Columbia Daily Income Company, Columbia Money Market Fund and Nations Cash Reserves (Acquiring Fund)

Columbia Daily Income Company, Columbia Money Market Fund, and Nations Cash Reserves are each subject to investment strategy (management) risk and income/principal payment (issuer) risk. Columbia Daily Income Company also is subject to inflation risk and interest rate risk and Columbia Money Market Fund is subject to risk related to investment in financial services industries, foreign securities, market risk and interest rate risk.

Columbia Municipal Money Market Fund and Nations Municipal Reserves (Acquiring Fund)

Columbia Municipal Money Market Fund and Nations Municipal Reserves are each subject to investment strategy (management) risk and income/principal payment (issuer) risk. Columbia Municipal Money Market Fund also is subject to market risk, interest rate risk and risk associated with investment in tax-exempt bonds. Nations Municipal Reserves also is subject to risk associated with holding cash and tax considerations.

Description of Principal Investment Risks

•  Financial services industries-Financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, laws generally separating commercial and investment banking are currently being studied by Congress. Because of its policy of investing at least 25% of its assets in securities of issuers in the financial service industries, the Fund may be affected more adversely than similar funds by changes affecting these industries.

•  Foreign securities-Foreign securities are subject to special risks. Foreign markets can be extremely volatile. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

•  Holding cash-The Acquiring Fund may hold cash while it is waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Acquiring Fund holds does not earn income.

•  Income/principal payment (issuer) risk-This means generally the risk that the fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the fund holds. The fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it is due.

•  Inflation risk-Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

•  Interest rate risk-Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

•  Investment strategy (management) risk-This means generally the risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall. The adviser's investment decisions might produce losses or cause the fund to underperform when compared to other funds with a similar investment goal. Although both the Funds and Acquiring Fund seek to maintain a share price of $1.00, an investment in the Funds or Acquiring Fund may lose money.

•  Market risk-Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders.

•  Tax considerations-The distributions paid by the Nations Municipal Reserves generally come from interest on municipal obligations, which, in turn, generally are free from U.S. federal income tax, but may be subject to the U.S. federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to U.S. federal, state, local and other taxes. Shares of the Acquiring Fund would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by Nations Municipal Reserves. Such a successful challenge would cause interest on such bond to be taxable and could jeopardize Nations Municipal Reserves' ability to pay any distributions exempt from U.S. federal income tax.

•  Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue sources. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

MORE INFORMATION ABOUT THE REORGANIZATIONS

Description of the Reorganization Agreement

As noted in the Summary of Proposed Reorganizations, the Reorganization Agreement is the governing document of the Reorganizations. Among other things, it provides for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of the Fund; and (iii) in the case of Columbia Daily Income Company, the dissolution of the Fund under state law, following the transfer of all its assets and liabilities to its Acquiring Fund. Liabilities include, among other things, existing rights to indemnification provided to the Funds' Trustees/Directors and officers. The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganizations, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of each Reorganization also is conditioned upon each party receiving an opinion from Morrison & Foerster LLP to the effect that each Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes.

If approved by the shareholders of the Funds, the Closing of the Reorganizations is expected to occur on or about November 18, 2005, or such other date as the parties may agree under the Reorganization Agreement. Below is a summary of key terms of the Reorganization Agreement.

•  Each Fund will transfer all of the assets and liabilities attributable to each designated share class to the Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

•  The Reorganizations will occur on the next business day after the time when the assets of each Fund are valued for the purposes of the Reorganizations.

•  After its Reorganization, Columbia Daily Income Company's affairs will be wound up in an orderly fashion and the Fund will be dissolved under state law and deregistered under the 1940 Act.

•  The shares of each designated class of shares of the Acquiring Fund received by the Fund will be distributed to the shareholders of the corresponding designated class of the Fund pro rata in accordance with their percentage ownership of such designated class of shares of each Fund in complete liquidation of the Fund.

•  Shareholders of Columbia Daily Income Company who object to the Reorganization of their Fund may be entitled under Oregon law to demand payment for, or an appraisal of, their shares. Information concerning dissenters' rights is contained in Appendix G to this Proxy/Prospectus.

•  The Reorganizations require approval by the Funds' shareholders and satisfaction of a number of other conditions; the Reorganizations may be terminated at any time by mutual agreement.

The consummation of one Reorganization is not dependent on the consummation of any other Reorganization.

A copy of the Reorganization Agreement is available at no charge by calling (866) 348-1468 or writing Nations Fund Trust at the address listed on the first page of the Proxy/Prospectus.

Reasons for the Reorganizations and Other Considerations

Bank of America Corporation and FleetBoston Financial Corporation recently merged and their subsidiaries – BACAP and Columbia – became affiliates. As a result of the merger, certain mutual funds previously offered separately by each organization are now offered together in the same distribution and sales channels. Because several funds have overlapping investment objectives and principal investment strategies, and many of the same individuals (who are dual employees of BACAP and Columbia) are responsible for the day-to-day management of overlapping funds, Management and the Boards are proposing to reduce overlap and streamline the Columbia Funds Complex and Nations Funds Complex by combining like funds.

By reducing substantial overlap, Management and the Boards believe certain inefficiencies in fund marketing, distribution and sales and also potential confusion among investors about investment choices will be eliminated. Management and the Boards believe that the elimination of inefficiencies and potential confusion among investors will allow the Acquiring Funds to further grow in asset size, which will potentially benefit shareholders to the extent that the increase of fund assets results in financial and operational efficiencies and allows an Acquiring Fund to participate in greater investment opportunities.

Board Consideration

Management presented the proposed Reorganizations to the Board of Trustees of Nations Funds Trust for consideration at meetings held on May 4-5, 2005 and July 13, 2005, and to the Boards of the Funds on May __, 2005 and August 9, 2005. For the reasons discussed herein, the Boards, including all of the Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and Acquiring Funds, determined that the interests of the shareholders of each of the Funds and the Acquiring Funds would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each of their respective Funds and Acquiring Funds and their shareholders.

The Boards approved the Reorganizations upon consideration of a number of factors, including the following:

•  Management's continuing initiative to streamline and improve product offerings and reduce overlap in the Nations Funds Complex and Columbia Funds Complex by eliminating overlapping funds and clarifying investor choices;

•  Various potential shareholder benefits of the Reorganizations (e.g., reduced net expenses, the opportunity to attract more assets and achieve greater economies of scale, and greater diversification of assets thereby reducing exposure to risks);

•  The current asset level of the Funds and the combined pro forma asset level of each corresponding Acquiring Fund;

•  The relative historical investment performance of each Fund and its Acquiring Fund, although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganizations;

•  The expense ratios and information regarding fees and expenses of each Fund share class and its corresponding Acquiring Fund share class before and after each Reorganization, and that, in each case, the total operating expense ratios of each Acquiring Fund share class were lower than those of the corresponding Fund share class;

•  The possibility that the increased asset size of each Acquiring Fund on a post-Reorganization basis could provide each Acquiring Fund with more trading leverage and opportunities to purchase larger securities positions and participate in greater investment opportunities;

•  Whether each Reorganization would dilute the interests of their respective Fund and Acquiring Fund shareholders;

•  The similarities and differences in investment objectives, strategies, and risks of each Fund as compared with those of its corresponding Acquiring Fund;

•  The similarities and differences in each Fund share class as compared with its corresponding Acquiring Fund share class;

•  Columbia's commitment, until the first anniversary of the Reorganizations, to waive a portion of the Acquiring Funds' expenses;

•  The fact that the shareholders of the Funds will experience no change in shareholder services as a result of the Reorganization;

•  Various aspects of the Reorganizations and the Agreement and Plan of Reorganization, including the legal structure of Nations Funds Trust; and

•  The tax consequences of each Reorganization to each Fund and its shareholders, including the expected tax-free nature of each transaction for U.S. federal income tax purposes.

The Boards also considered the future and potential benefits to Management and its affiliates in that its costs to advise and administer the Acquiring Funds may be reduced if the Reorganizations are approved.

THE BOARDS RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT INCLUDING THE DISSOLUTION OF THE COLUMBIA DAILY INCOME COMPANY IN ACCORDANCE WITH ITS REORGANIZATION AGREEMENT.

Comparison of Investment Objectives and Principal Investment Strategies

Below describes the investment objectives and principal investment strategies of the Funds and their corresponding Acquiring Funds. The Reorganizations are not expected to cause significant portfolio turnover or transaction expenses from the sale of securities due to incompatible investment objectives or strategies.

	Fund	Acquiring Fund
Investment Objective	Columbia Daily Income Company-The Fund seeks a high level of income consistent with the maintenance of liquidity and the preservation of capital by investing primarily in high quality money market securities.	Nations Cash Reserves (acquiring)-The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Principal Investment Strategies	The securities in which the Fund invests include those issued by the U.S. Government and its agencies and instrumentalities, whose principal and interest are guaranteed; commercial paper which is rated A-1 by Standard & Poor's or Prime 1 by Moody's Investors Service, Inc. at the time of purchase, or if not rated is determined to be of comparable quality by the Fund's investment adviser, and other high quality debt that have at the time of purchase a maximum remaining maturity of 13 months. The Fund will maintain a dollar-weighted average portfolio maturity of not more than 90 days.	The Acquiring Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments. The Acquiring Fund will only buy first-tier securities (i.e., under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization or if unrated, is determined by the Acquiring Fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security). When the portfolio management team believes market conditions warrant, the Acquiring Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

	Fund	Acquiring Fund
Investment Objective	Columbia Money Market Fund-The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.	Nations Cash Reserves (acquiring)-The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Principal Investment Strategies	The Fund invests in high-quality money market securities. Under normal market conditions the Fund invests at least 25% of its total assets in securities of issuers in the financial services industries, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions.	The Acquiring Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. The Acquiring Fund will only buy first-tier securities (i.e., under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization or if unrated, is determined by the Acquiring Fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security). When the portfolio management team believes market conditions warrant, the Acquiring Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Investment Objective	Columbia Municipal Money Market Fund-The Fund seeks maximum current income exempt from U.S. federal income tax consistent with capital preservation and the maintenance of liquidity.	Nations Municipal Reserves (acquiring)-The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from U.S. federal income taxes.

Principal Investment Strategies	The Fund invests principally in high-quality, tax-exempt money market securities. Under normal conditions, at least 80% of the Fund's investments will produce income that is exempt from U.S. federal income tax. At times, the Fund may invest 25% or more of its total assets in tax-exempt money market securities whose issuers are located in the same state.	Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in securities that pay interest exempt from U.S. federal income tax, other than the U.S. federal alternative minimum tax. The Acquiring Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality. The Acquiring Fund will only buy first-tier securities (see definition above for Nations Cash Reserves).

Comparison of Performance

The bar charts in Appendix D show how each Fund and Acquiring Fund performed in the past for the 10-year period ending December 31, 2004, for Class B and Class Z shares of the Funds and the Class B and Class Z shares of the Acquiring Funds. The bar charts show how the performance of each Fund's and Acquiring Fund's return has varied from year to year. The returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did. Of course, past performance is not an indication of future results.

The tables set forth in Appendix E show average annual total returns before taxes for the one-, five- and ten-year periods (or the life of the fund) ending December 31, 2004 for the Class A, Class B, Class C and Class Z shares of the Funds and the Class B and Class Z shares of the Acquiring Funds.

For the current 7-day yields of the Funds and Acquiring Funds, please call 1-866-348-1468. You can also contact your investment professional.

Comparison of Investment Policies and Limitations

For a detailed comparison of the fundamental investment policies of the Funds and the Acquiring Funds, see Appendix C to this Proxy/Prospectus.

Comparison of Forms of Business Organizations and Governing Law

Columbia Money Market Fund is an open-end diversified series of Columbia Funds Trust II, which is organized as a Massachusetts business trust.

Columbia Municipal Money Market Fund is an open-end diversified series of Columbia Funds Trust IV, which is organized as a Massachusetts business trust.

Columbia Daily Income Company is an open-end diversified Fund, organized as an Oregon corporation.

Columbia Funds Trust II, Columbia Funds Trust IV and Columbia Daily Income Company are each governed by a Board consisting of 11 members.

Nations Cash Reserves and Nations Municipal Reserves are each an open-end diversified series of Nations Funds Trust. Nations Funds Trust is a Delaware statutory trust and is governed by a Board of Trustees consisting of five members.

The chart in Appendix F provides additional information with respect to the similarities and differences in the forms of organization of the entities (and Oregon law in the case of Columbia Daily Income Company).

Comparison of Service Providers

The Funds and the Acquiring Funds have identical service providers, except with respect to the investment adviser. The table below shows the service providers for the Funds and Acquiring Funds after the Reorganizations.

	Funds	Acquiring Funds
Investment Adviser	Columbia	BACAP

Distributor	CMD	CMD

Administrator	Columbia	Columbia

Custodian	State Street	The Bank of New York (State Street will become custodian prior to closing)

Transfer Agent	CFSI	CFSI

Independent Accountants	PWC	PWC

Investment Advisory Services Fees

BACAP serves as the investment adviser for the Nations Funds Complex, including the Acquiring Funds, which pay an advisory fee. The advisory fee is computed daily and paid monthly to BACAP based on average daily net assets. The table below sets forth the maximum advisory fees and breakpoints applicable to the Funds and the Acquiring Funds.

Funds	Rate of Compensation
Columbia Daily Income Company	0.50% up to $500 million 0.45% in excess of $500 million up to $1 billion 0.40% in excess of $1 billion

Columbia Money Market Fund	0.25% up to $500 million 0.225% in excess of $500 million up to $1 billion 0.20% in excess of $1 billion

Columbia Municipal Money Market Fund	0.25% up to $500 million 0.20% in excess of $500 million up to $1 billion 0.15% in excess of $1 billion

Acquiring Funds	Rate of Compensation
Nations Cash Reserves	0.15% - all asset levels

Nations Municipal Reserves	0.15% - all asset levels

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

For details on these aspects of the various Fund and Acquiring Fund share classes, shareholders should consult their Fund or Acquiring Fund prospectuses, as supplemented.

The purchase, redemption, distribution and exchange policies of the Funds' share classes are identical to those of the corresponding Acquiring Funds. The chart below shows the share class mapping of a Fund to an Acquiring Fund.

Fund	Acquiring Fund
Class A, Class C and Class Z Shares Class B Shares	Class Z Shares (shell class) Class B Shares

Material U.S. Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to Fund shareholders. It is based on the Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganizations. A Fund shareholder's tax treatment may vary depending upon its particular situation. A Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset at the time of the Reorganizations; or an entity taxable as a partnership for U.S. federal income tax purposes.

None of the parties have requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganizations or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganizations to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

The obligation of the parties to consummate the Reorganizations is conditioned upon their receipt of an opinion of Morrison & Foerster LLP substantially to the effect:

a)  The acquisition by an Acquiring Fund of the assets of its corresponding Fund in exchange for the Acquiring Fund's assumption of the liabilities and obligations of the Fund and issuance of Acquiring Fund shares to the Fund, followed by the distribution by the Fund of such Acquiring Fund shares to the shareholders of the Fund in exchange for their shares of the Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fund and the corresponding Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

b)  No gain or loss will be recognized by a Fund (i) upon the transfer of its assets to its corresponding Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Fund or (ii) upon the distribution of the Acquiring Fund shares by the Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

c)  No gain or loss will be recognized by an Acquiring Fund upon receipt of the assets of its corresponding Fund in exchange for the assumption of liabilities and obligations and issuance of the Acquiring Fund;

d)  The tax basis of the assets of a Fund will be the same as the tax basis of such assets in the hands of the Fund immediately prior to the transfer, and the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund;

e)  The holding periods of the assets of a Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by the Fund;

f)  No gain or loss will be recognized by Fund shareholders upon the exchange of all of their Fund shares for Acquiring Fund shares;

g)  The aggregate tax basis of Acquiring Fund shares to be received by each shareholder of the Fund will be the same as the aggregate tax basis of the Fund shares exchanged therefor;

h)  A Fund shareholder's holding period for Acquiring Fund shares to be received will include the period during which Fund shares exchanged therefor were held, provided that the shareholder held the Fund shares as a capital asset on the date of the exchange; and

i)  An Acquiring Fund will succeed to and take into account the items of its corresponding Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by each party, including representations in a certificate to be delivered by the management of each party, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. The opinion will be qualified to reflect that the Code requires that certain contracts or securities (including, in particular, futures contracts, certain foreign currency contracts, "non-equity" options and investments in "passive foreign investment companies") be marked-to-market (treated as sold for their fair market value) at the end of a taxable year (or upon their termination or transfer), and each Fund's taxable year will end as a result of the Reorganization.

Since its formation, each Fund and Acquiring Fund believes it has qualified as a separate "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.

Capitalization

The following tables show the total net assets, number of shares outstanding and net asset value per share of each Fund, each Acquiring Fund, and on a pro forma combined basis. This information is generally referred to as the "capitalization." The term "pro forma capitalization" means the expected capitalization of each Acquiring Fund after it has combined with its corresponding Fund, i.e., as if the Reorganizations had already occurred.

These capitalization tables are based on figures as of June 30, 2005. The ongoing investment performance and daily share purchase and redemption activity of the Funds and Acquiring Funds affects capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables.

	Columbia Daily Income Fund	Nations Cash Reserves (Acquiring Fund)	Pro Forma Adjustments		Nations Cash Reserves Pro Forma Combined
Class Z(3)
Net asset value	$508,319,468	$-	$(180,568	)(1)(2)	$508,138,900
Shares outstanding	508,320,175	-	(181,275	)(2)	508,138,900
Net asset value per share	$1.00	$-			$1.00

(1)  Adjustments reflect one time proxy, accounting, legal and other costs of the Reorganization as approved by the Board of Trustees of $180,568 and $0 to be borne by Columbia Daily Income Fund and Nations Cash Reserves, respectively.

(2)  Includes net assets and shares from Class Z. Class Z shares will merge into new Class Z shares on the date of the Reorganization.

(3)  Class Z shares of Columbia Daily Income Fund are exchanged for new Class Z shares of Nations Cash Reserves based on the net asset value per share of Nations Cash Reserves' shares at the time of the Reorganization.

	Columbia Money Market Fund	Nations Cash Reserves (Acquiring Fund)	Pro Forma Adjustments		Nations Cash Reserves Pro Forma Combined
Class B
Net asset value	$-	$20,688,641	$56,442,320	(1)(2)	$77,130,961
Shares outstanding	-	20,688,405	56,422,320	(2)	77,130,725
Net asset value per share	$-	$1.00			$1.00
Class A(3)
Net asset value	$195,900,884	$-	$(195,900,884)		$-
Shares outstanding	195,951,882	-	(195,951,882)		-
Net asset value per share	$1.00	$-			$-
Class B(3)
Net asset value	$56,509,250	$-	$(56,509,250)		$-
Shares outstanding	56,540,705	-	(56,540,705)		-
Net asset value per share	$1.00	$-			$-
Class C(3)
Net asset value	$9,111,295	$-	$(9,111,295)		$-
Shares outstanding	9,116,198	-	(9,116,198)		-
Net asset value per share	$1.00	$-			$-

	Columbia Money Market Fund	Nations Cash Reserves (Acquiring Fund)	Pro Forma Adjustments		Nations Cash Reserves Pro Forma Combined
Class Z(3)
Net asset value	$201,388,553	$-	$204,873,367	(1)(4)	$406,261,920
Shares outstanding	201,638,331	-	204,623,589	(4)	406,261,920
Net asset value per share	$1.00	$-			$1.00

(1)  Adjustments reflect one time proxy, accounting, legal and other costs of the Reorganization as approved by the Board of Trustees of $205,742 and $0 to be borne by Columbia Money Market Fund and Nations Cash Reserves, respectively.

(2)  Includes net assets and shares from Class B. Class B shares of the Fund will merge into Class B shares of the Acquiring Fund on the date of the Reorganization.

(3)  Class A, Class B, Class C and Class Z shares of Columbia Money Market Fund are exchanged for new Class Z, Class B, new Class Z and new Class Z shares, respectively, of Nations Cash Reserves based on the net asset value per share of Nations Cash Reserves' shares at the time of the Reorganization.

(4)  Includes net assets and shares from Class A, Class C and Class Z. Class A, Class C and Class Z shares of the Fund will merge into new Class Z shares of the Acquiring Fund on the date of the Reorganization.

	Columbia Daily Income Fund	Columbia Money Market Fund	Nations Cash Reserves (Acquiring Fund)	Pro Forma Adjustments		Nations Cash Reserves Pro Forma Combined
Class B
Net asset value	$-	$-	$20,688,641	$56,442,320	(1)	$77,130,961
Shares outstanding	-	-	20,688,405	56,422,320		77,130,725
Net asset value per share	$-	$-	$1.00			$1.00
Class A(2)
Net asset value	$-	$195,900,884	$-	$(195,900,884)		$-
Shares outstanding	-	195,951,882	-	(195,951,882)		-
Net asset value per share	$-	$1.00	$-			$-
Class B(2)
Net asset value	$-	$56,509,250	$-	$(56,509,250)		$-
Shares outstanding	-	56,540,705	-	(56,540,705)		-
Net asset value per share	$-	$1.00	$-			$-
Class C(2)
Net asset value	$-	$9,111,295	$-	$(9,111,295)		$-
Shares outstanding	-	9,116,198	-	(9,116,198)		-
Net asset value per share	$-	$1.00	$-			$-
Class Z(2)
Net asset value	$508,319,468	$1,388,553	$-	$204,692,799	(1)(3)	$914,400,820
Shares outstanding	508,320,175	201,638,331	-	204,442,3144	(3)	914,400,820
Net asset value per share	$1.00	$1.00	$-			$1.00

(1)  Adjustments reflect one time proxy, accounting, legal and other costs of the Reorganization as approved by the Board of Trustees of $180,568, $205,742 and $0 to be borne by Columbia Daily Income Company, Columbia Money Market Fund and Nations Cash Reserves, respectively.

(2)  Class A, Class B, Class C and Class Z shares of Columbia Daily Income Company and Columbia Money Market Fund are exchanged for new Class Z, Class B, new Class Z and new Class Z shares,

respectively, of Nations Cash Reserves based on the net asset value per share of Nations Cash Reserves' shares at the time of the Reorganization.

(3)  Includes net assets and shares from Class A, Class C and Class Z. Class A, Class C and Class Z shares of the Fund will merge into new Class Z shares of the Acquiring Fund on the date of the Reorganization.

	Columbia Municipal Money Market Fund	Nations Municipal Reserves (Acquiring Fund)	Pro Forma Adjustments		Nations Municipal Reserves Pro Forma Combined
Class B
Net asset value	$-	$44,886	$412,502	(1)(2)	$457,388
Shares outstanding	-	44,891	412,502	(2)	457,393
Net asset value per share	$-	$1.00			$1.00
Class A(3)
Net asset value	$8,313,109	$-	$(8,313,109)		$-
Shares outstanding	8,327,291	-	(8,327,291)		-
Net asset value per share	$1.00	$-			$-
Class B(3)
Net asset value	$412,849	$-	$(412,849)		$-
Shares outstanding	413,174	-	(413,174)		-
Net asset value per share	$1.00	$-			$-
Class C(3)
Net asset value	$270,573	$-	$(270,573)		$-
Shares outstanding	270,590	-	(270,590)		-
Net asset value per share	$1.00	$-			$-
Class Z(3)
Net asset value	$50,471,920	$-	$8,534,101	(1)(4)	$59,006,021
Shares outstanding	50,529,786	-	8,476,235	(4)	59,006,021
Net asset value per share	$1.00	$-			$1.00

(1)  Adjustments reflect one time proxy, accounting, legal and other costs of the Reorganization as approved by the Board of Trustees of $49,928 and $0 to be borne by Columbia Municipal Money Market Fund and Nations Municipal Reserves, respectively.

(2)  Includes net assets and shares from Class B. Class B shares of the Fund will merge into Class B shares of the Acquiring Fund on the date of the Reorganization.

(3)  Class A, Class B, Class C and Class Z shares of Columbia Municipal Money Market Fund are exchanged for new Class Z, Class B, new Class Z and new Class Z shares, respectively, of Nations Municipal Reserves based on the net asset value per share of Nations Municipal Reserves' shares at the time of the Reorganization.

(4)  Includes net assets and shares from Class A, Class C and Class Z. Class A, Class C and Class Z shares of the Fund will merge into new Class Z shares of the Acquiring Fund on the date of the Reorganization.

ITEM 2-ELECTION OF TRUSTEES/DIRECTORS
(FOR COLUMBIA DAILY INCOME COMPANY AND
COLUMBIA MONEY MARKET FUND ONLY)

On February 9, 2005, pursuant to a settlement with the SEC, without admitting or denying the findings of the SEC, Columbia and Columbia Funds Distributor, Inc. consented to the entry of a settlement with the SEC. In connection with this settlement, Columbia Daily Income Company, along with other funds in the Columbia Funds Complex, voluntarily undertook to elect Directors at least every five years, commencing in 2005. A copy of the SEC order memorializing this settlement is available on the SEC's website at www.sec.gov. In the event that a Reorganization of Columbia Daily Income Company does not occur, the Fund, by asking shareholders to elect Directors at the Meetings, will save the costs of soliciting proxies and scheduling a new meeting for the election of Directors at a later date.

The Columbia Daily Income Company and Columbia Money Market Fund are being asked to elect all of the incumbent Trustees/Directors, respectively, of the Columbia Daily Income Company (which is a stand-alone Oregon corporation) and Columbia Funds II (which is a Massachusetts business trust that houses Columbia Money Market Fund and one other series that is being separately solicited on the election of Trustees).

The Governance Committees of Columbia Daily Income Company and Columbia Funds Trust II, which consist solely of independent Trustees/Directors, make recommendations concerning the nominees for Trustees/Directors. The Governance Committees recommend that you vote for the election of the following nominees, who currently serve as Trustees/Directors: Mses. Kelly and Verville and Messrs. Hacker, Lowry, Nelson, Neuhauser, Mayer, Theobald, Simpson, Stitzel and Woolworth. You will find more information about the individual Trustees/Directors below.

The Trustees/Directors are proposing that each of the current Trustees/Directors be elected by shareholders to serve, as set out below:

Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (who each have agreed to serve) are proposed for election as Trustees/Directors of Columbia Daily Income Company and Columbia Funds Trust II, and are to be elected, respectively, by the shareholders of Columbia Daily Income Company and Columbia Funds Trust II.

THE TRUSTEES/DIRECTORS OF COLUMBIA DAILY INCOME COMPANY AND COLUMBIA FUNDS TRUST II, UNANIMOUSLY RECOMMEND THAT YOU VOTE "FOR" THE ELECTION OF THE PROPOSED TRUSTEES/DIRECTORS.

Trustee/Director and Officer Information

The names and ages of the Trustees/Directors and executive officers of Columbia Daily Income Company and Columbia Funds Trust II, the year that each first was elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios in the Columbia Funds complex overseen by each Director and other trusteeships/directorships that each Director holds are shown below. As of December 31, 2004, the number of portfolios in the Columbia Funds complex consisted of 127 open-end and 12 closed-end management investment company portfolios. The address of each Director and officer is One Financial Center, Boston, MA 02111-2621, unless otherwise indicated.

Name/Age and Address	Position with Fund	Year First Elected Or Appointed to Office(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Columbia Fund Complex Overseen	Other Directorships Held
Non-Interested Trustee/Director
Douglas A. Hacker (Age 49)	Director	1996	Executive Vice President-Strategy of United Airlines since December, 2002 (formerly President of UAL Loyalty Services (airline services) from September, 2001 to December, 2002; Executive Vice President and Chief Financial Officer of United Airlines from March, 1993 to September, 2001; Senior Vice President and Chief Financial Officer of UAL, Inc. prior thereto).	118	None

Janet Langford Kelly (Age 47)	Director	1996	Adjunct Professor of Law, Northwestern University, since September, 2003; Private Investor since March, 2004 (formerly Chief Administration Officer and Senior Vice President, Kmart Holding Corporation (consumer goods), from September 2003 to March 2004; Executive Vice President-Corporate Department and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer) from September, 1999 to August, 2003; Senior Vice President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January, 1995 to September, 1999).	118	None

Richard W. Lowry(2) (Age 69)	Director	1995	Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer)).	120	None

Name/Age and Address	Position with Fund	Year First Elected Or Appointed to Office(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Columbia Fund Complex Overseen	Other Directorships Held
Non-Interested Trustee/Director
Charles R. Nelson (Age 62)	Director	1981	Professor of Economics, University of Washington, since January, 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September, 1993; (formerly Director, Institute for Economic Research, University of Washington, from September 2001 to June 2003; Adjunct Professor of Statistics, University of Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters).	118	None

John J. Neuhauser(2)(3) (Age 62)	Director	1985	Academic Vice President and Dean of Faculties since August, 1999, Boston College (formerly Dean, Boston College School of Management from September, 1977 to September, 1999).	121	Saucony, Inc. (athletic footwear).

Patrick J. Simpson (Age 61)	Director	2000	Partner, Perkins Coie, LLP (law firm) 1988-present.	118

Thomas E. Stitzel (Age 69)	Director	1998	Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999; College of Business, Boise State University); Chartered Financial Analyst.	118	None

Thomas C. Theobald(4) (Age 68)	Director	1996	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September, 2004; formerly Managing Director, William Blair Capital Partners (private equity investing) from September 1994 to September 2004.	118	Anixter International (network support equipment distributor); Ventas Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services) and Ambee Financial Group (financial guarantee insurance).

Name/Age and Address	Position with Fund	Year First Elected Or Appointed to Office(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Columbia Fund Complex Overseen	Other Directorships Held
Non-Interested Trustee/Director
Anne-Lee Verville(3) (Age 59)	Director	1998	Retired since 1997 (formerly General Manager, Global Education Industry from 1994 to 1997, IBM Corporation (computers and technology).	119	Chairman of the Board of Trustees, Enesco Group, Inc. (designer, importer and distributor of giftware and collectibles).

Richard L. Woolworth (Age 64)	Director	1991	Retired since December, 2003 (formerly Chairman and Chief Executive Officer, The Regence Group (regional health insurer) 1971-2003; Chairman and Chief Executive Officer, Blue Cross and Blue Shield of Oregon 1971-2003; Certified Public Accountant, Arthur Young & Company 1963-1971.	118	Northwest Natural Gas Co. (a natural gas service provider).

Interested Trustee/Director
William E. Mayer(2)(5) (Age 65)	Director	1994	Managing Partner, Park Avenue Equity Partners (private equity fund) since February, 1999 (formerly Partner, Development Capital LLC from November, 1996 to February, 1999).	120	Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider); First Health (healthcare); Readers Digest (publisher); Oppenfield Solutions (retail industry provider).

(1)  In December, 2000, the boards of each of the former Liberty Funds and the former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups, consisting of 88 investment companies (collectively, the "Liberty Board"). On October 8, 2003, the trustees of the Liberty Board were elected to the boards of the Columbia Funds, consisting of 15 investment companies (the "Columbia Board"), and of the CMG Fund Trust, consisting of 15 publicly offered investment companies (the "CMG Funds Board"). Simultaneously with that election, Messrs. Simpson and Messrs. Woolworth, who had been trustees on the Columbia Board and on the CMG Funds Board, were elected to serve as trustees of the Liberty Board. Also on October 8, 2003, each of the Funds' incumbent trustees were elected as trustees of the 15 Columbia Funds and as trustees of the 15 publicly offered funds in the CMG Fund Trust.

(2)  Messrs. Lowry, Neuhauser and Mayer each also serve as a trustee of the All-Star Funds, currently consisting of 2 investment companies, which are advised by an affiliate of Columbia.

(3)  Mr. Neuhauser and Ms. Verville also serve as disinterested trustees of Columbia Multi-Strategy Hedge Fund, LLC, which is advised by Columbia.

(4)  Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

(5)  Mr. Mayer is an "interested person" (as defined in the 1940 Act) of the Fund, by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer.

Name/Age and Address	Position with Fund	Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Officers
Christopher L. Wilson (Age 47)	Head of Mutual Funds since August 2004; President of the Columbia Funds Complex since October 2004	2000	Formerly President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. from September 1998 to August 2004.

J. Kevin Connaughton (Age 40)	Treasurer since December 14, 2000; President from February 27, 2004 to October 2004.	2000	Treasurer of the Columbia Funds Complex (15 investment companies), Liberty Funds (88 investment companies) and Liberty All-Star Funds (2 investment companies) since February 2004 and December, 2000, respectively; Chief Financial Officer of the Columbia Funds Complex since January, 2003 (formerly Controller of the Columbia Funds Complex, Liberty Funds and of the Liberty All-Star Funds from February, 1998 to October, 2000); Treasurer of the Stein Roe Funds (13 investment companies) since February, 2001 (formerly Controller from May, 2000 to February, 2001); Treasurer of the Galaxy Funds (15 investment companies) since September, 2002 (formerly Vice President from April, 2000 to January, 2001); Treasurer of the Columbia Multi-Strategy Hedge Fund, LLC since December, 2002; Vice President of Columbia Advisors, Inc. since April, 2003 (formerly Vice President of Colonial from February, 1998 to October, 2000; Senior Tax Manager, Coopers & Lybrand, LLP from April, 1996 to January, 1998).

Mary Joan Hoene (Age 54) 40 West 57th Street New York, NY 10019	Senior Vice President and Chief Compliance Officer since 2004	2004	Formerly Partner, Carter, Ledyard & Milburn LLP from January 2001 to August 2004; Counsel, Carter, Ledyard & Milburn LLP from November 1999 to December 2000; Vice President and Counsel, Equitable Life Assurance Society of the United States from April 1998 to November 1999.

Name/Age and Address	Position with Fund	Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Officers
Michael G. Clarke (Age 34)	Chief Accounting Officer since October 2004	2004	Formerly Controller of the Columbia Funds Complex and of the Liberty All-Star Funds from May 2004 to October 2004; Assistant treasurer from June 2002 to May 2004; Vice President, Product Strategy & Development of the Liberty Funds Group from February 2001 to June 2002; Assistant Treasurer of the Liberty Funds Group from February 2001 to June 2002; Assistant Treasurer of the Liberty Funds and of the Liberty All-Star Funds from August 1999 to February 2001; Audit Manager, Deloitte & Touche LLP from May 1997 to August 1999.

Jeffrey R. Coleman (Age 35)	Controller since October 2004	2004	Formerly Vice President of IXIS Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles Funds from February 2003 to September 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. and Assistant Treasurer of the CDC Nvest Funds from August 2000 to February 2003; Tax Manager of PFPC Inc. from November 1996 to August 2000

R. Scott Henderson (Age 45)	Secretary since December 2004	2004	Formerly of Counsel Bingham McCutchen from April 2001 to September 2004; Executive Director and General Counsel, Massachusetts Pension Reserves Investment Management Board from September 1997 to March 2001.

Trustees'/Directors' Compensation

The members of the Board of Columbia Daily Income Company and Columbia Funds Trust II also serve as Trustees/Directors on the boards of all other funds within the Columbia Funds complex. Two-thirds of their fees are allocated among the funds within the Columbia Fund complex based on the relative net assets of each fund, and one-third of the fees is allocated equally among the funds within the Columbia Fund complex.

The tables below show the compensation received by each of the Trustees/Directors.

For the fiscal year ended August 31, 2004, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

	Aggregate Compensation from Columbia Daily Income Company
Non-Interested Directors
Douglas A. Hacker		$1,564
Janet Langford Kelly		$1,567
Richard W. Lowry		$1,441
Charles R. Nelson		$1,555
John J. Neuhauser		$1,489
Patrick J. Simpson		$1,648
Thomas E. Stitzel		$1,666
Thomas C. Theobald		$2,012
Anne-Lee Verville		$1,849
Richard L. Woolworth		$1,790
Interested Director
William E. Mayer		$1,547
	Aggregate Compensation from Columbia Funds Trust II
Non-Interested Trustees
Douglas A. Hacker	$	[	____]
Janet Langford Kelly	$	[	____]
Richard W. Lowry	$	[	____]
Charles R. Nelson	$	[	____]
John J. Neuhauser	$	[	____]
Patrick J. Simpson(a)	$	[	____]
Thomas E. Stitzel	$	[	____]
Thomas C. Theobald(b)	$	[	____]
Anne-Lee Verville(c)	$	[	____]
Richard L. Woolworth	$	[	____]
Interested Trustee
William E. Mayer	$	[	____]

For the calendar year ended December 31, 2004, the Trustees/Directors received the following compensation for serving as Trustees/Directors:

	Pension or Retirement Benefits Accrued as Part of Fund Expenses(1)	Total Compensation from the Columbia Funds Complex Paid to the Trsutees/Directors for the Calendar Year Ended December 31, 2004
Non-Interested Trustees/Directors
Douglas A. Hacker	N/A	$135,000
Janet Langford Kelly	N/A	$148,500
Richard W. Lowry	N/A	$150,700
Charles R. Nelson	N/A	$141,500
John J. Neuhauser	N/A	$158,284
Patrick J. Simpson	N/A	$129,000
Thomas E. Stitzel	N/A	$149,000
Thomas C. Theobald(2)	N/A	$172,500
Anne-Lee Verville(2)	N/A	$157,000
Richard L. Woolworth	N/A	$131,000
Interested Trustee/Director
William E. Mayer	N/A	$166,700

(1)  The funds in the Columbia Funds complex currently do not provide pension or retirement plan benefits to the Trustees/Directors.

(2)  During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation pursuant to the deferred compensation plan, Mr. Theobald deferred $90,000 of his total compensation pursuant to the deferred compensation plan and Ms. Verville deferred $55,000 of her total compensation pursuant to the deferred compensation plan.

Trustee/Director Share Ownership

The following table shows the dollar range of equity securities beneficially owned by each Trustee/Director as of December 31, 2004 in: (i) Columbia Daily Income Company; (ii) Columbia Money Market Fund; and (iii) all funds in the Columbia Funds complex overseen by the Trustees/Directors, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Beneficial Equity Ownership
Calendar Year Ended December 31, 2004

Nominee	Columbia Daily Income Company	Columbia Money Market Fund	Aggregate Dollar Range of Equity Securities of Columbia Funds Complex
Non-Interested Trustees/Directors
Douglas A. Hacker			E
Janet Langford Kelly			E
Richard W. Lowry(1)			E
Charles R. Nelson			E
John J. Neuhauser(1)			E
Patrick J. Simpson			E

Nominee	Columbia Daily Income Company	Columbia Money Market Fund	Aggregate Dollar Range of Equity Securities of Columbia Funds Complex
Thomas E. Stitzel			E
Thomas C. Theobald			E
Anne-Lee Verville			E
Richard L. Woolworth			E
Interested Trustee/Director
William E. Mayer(1)			D

(1)  Messrs. Lowry, Mayer and Neuhauser also serve as trustees of the All-Star Funds.

As of December 31, 2004, no non-interested Trustee/Director or any of his or her immediate family members owned beneficially or of record any class of securities of Bank of America Corporation, Columbia, another investment adviser, sub-adviser or portfolio manager of any of the funds in the Columbia Funds complex or any person controlling, controlled by or under common control with any such entity. The term "immediate family member" refers to a person's spouse, a child residing in the person's household (including step and adoptive children) and any dependents of the person (see Section 152 of the Code).

Shareholder Communication

Shareholders may communicate with the Trustees/Directors as a group or individually. Any such communications should be sent to the Board or to an individual Trustee/Director in writing, c/o the Secretary of the Fund, One Financial Center, Boston, MA 02111-2621. The Secretary may determine not to forward any communication to the Board or to a Trustee/Director that does not relate to the business of a Fund.

Directors' Meetings and Committees

The Boards overseeing the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the Funds' shareholders.

The Funds are not required to hold annual meetings. The Funds did not hold a shareholder meeting during the 2004 calendar year.

Each Board has created several committees to perform specific functions on behalf of the Funds. The members of each committee, along with a description of each committee's functions, appear below, followed by a table that sets forth the number of meetings held by each Board and each committee during the Funds' most recent fiscal year.

1.  Audit Committee

Each Board has an Audit Committee comprised of only "Independent" Trustees/Directors (as defined in the listing standards of the NYSE and the AMEX), who also are not "interested persons" (as defined in the 1940 Act) of

Columbia Daily Income Company or Columbia Funds Trust II. The members of the Audit Committees must be financially literate and at least one member must have prior accounting experience or related financial management expertise. Each Board has determined, in accordance with applicable regulations of the NYSE and AMEX, that each member of its Audit Committee is financially literate and that at least one member has prior accounting experience or related financial management expertise.

The Audit Committees have adopted a written charter that sets forth the Audit Committees' structure, duties, powers and methods of operation. The Audit Committees serve as an independent and objective party to monitor the Funds' accounting policies, financial reporting and internal control systems and the work of the Funds' independent registered public accountant. The Audit Committees also serves to provide an open avenue of communication between the independent registered public accountants, Columbia's internal accounting staff and the Boards. The principal functions of the Audit Committees are to assist Board oversight of: (1) the integrity of the Funds' financial statements, (2) the Funds' compliance with legal and regulatory requirements, (3) the independent registered public accountant's qualifications and independence, (4) the performance of Columbia's internal audit function, and (5) the independent registered public accountant. The Audit Committee are directly responsible for the appointment, compensation, retention and oversight of the work of the independent registered public accountant (including the resolution of disagreements between management and the independent registered public accountant regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other review or attest services for the Funds.

Audit Committee Report

At a meeting of the Audit Committees on February 8, 2005, the Audit Committees: (i) reviewed and discussed with management the Funds' audited financial statements for the most recently completed fiscal year and (ii) discussed with PricewaterhouseCoopers LLP, the Fund's independent registered public accountant, the matters required to be discussed by Statement on Auditing Standards No. 61 and other professional standards and regulatory requirements. At a meeting of the Audit Committees on February 8, 2005, the Audit Committees obtained from PricewaterhouseCoopers LLP a formal written statement consistent with Independence Standards Board Standard No. 1, "Independence Discussions with Audit Committees," describing all relationships between PricewaterhouseCoopers LLP and the Funds that might bear on PricewaterhouseCoopers LLP's independence, and discussed with PricewaterhouseCoopers LLP any relationships that may affect its objectivity and independence, and satisfied itself as to PricewaterhouseCoopers LLP's independence. Based on their review and discussion, the Audit Committees recommended to the Boards that the audited financial statements for the Funds be included in their annual report to shareholders. The Audit Committee members are Ms. Verville and Messrs. Hacker, Stitzel and Woolworth.

Based on the recommendation from the Audit Committees and on their own review, the Boards selected PricewaterhouseCoopers LLP as independent registered public accountant for the Funds for their fiscal years end. Representatives of PricewaterhouseCoopers LLP are not expected to be at the Meetings, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

2.  Governance Committee

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committees of Columbia Daily Income Company and Columbia Funds Trust II. Neither Columbia Daily Income Company nor Columbia Funds Trust II have a separate nominating or compensation committee. The Governance Committees perform certain of the functions typically performed by these committees. Among other things, the Governance Committees recommend to the Boards nominees for Trustees/Directors and nominees for appointment to various committees; perform periodic evaluations of the effectiveness of the Boards; review and recommend to the Boards policies and practices to be followed in carrying out the Trustees'/Directors' duties and responsibilities; and reviews and makes recommendations to the Boards regarding the compensation of the Trustees/Directors who are not affiliated with Columbia. The Governance Committees have not adopted a charter.

Three of the four Governance Committee members, Messrs. Lowry, Simpson and Theobald, who are Independent Trustees/Directors and who are not "interested persons" (as defined in the 1940 Act) of Columbia Daily Income Company or Columbia Funds Trust II ("Governance Committee Independent Trustees/Directors"), participate in the consideration, selection and nomination of Trustees/Directors. The Governance Committee Independent Trustees/Directors have considered and nominated all Trustees/Directors and nominees. The Governance Committee Independent Trustees/Directors will consider candidates for Trustees/Directors identified by any reasonable source, including current Independent Trustees/Directors, fund management, fund shareholders and other persons or entities. Shareholders who wish to nominate a candidate to the Board may send information regarding prospective candidates to a Governance Committee, in care of the Fund, at One Financial Center, Boston, MA 02111-2621. The information should include evidence of the shareholder's Fund ownership, a full listing of the proposed candidate's education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is an "interested person" of the Fund under the 1940 Act and "independent" under NYSE and AMEX listing standards in relation to the Fund, and such other information as may be helpful to the Governance Committee Independent Trustees/Directors in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to a Governance Committee Independent Trustee/Director for consideration. Recommendations for candidates will be evaluated in light of whether the number of Trustees/Directors of a Fund are expected to be increased and in light of anticipated vacancies. All nominations from Fund shareholders will be considered. There may be times when the Governance Committees are not recruiting new Trustees/Directors. In that case, shareholder recommendations will be maintained on file pending the active recruitment of Trustees/Directors.

When considering candidates for Trustees/Directors, the Governance Committee Independent Trustees/Directors consider, among other things, whether prospective nominees have distinguished records in their primary careers, personal and professional integrity and substantive knowledge in areas important to the Boards' operations, such as a background or an education in finance, auditing, securities law, the workings of the securities markets or investment advice. For candidates to serve as Independent Trustees/Directors, independence from the Funds' investment adviser, its affiliates and other principal service providers is critical, as is an independent and questioning mind-set. In each case, the Governance Committee Independent Trustees/Directors will evaluate whether a candidate is an "interested person" under the 1940 Act and "independent" under NYSE and AMEX listing standards. The Governance Committee Independent Trustees/Directors also consider whether a prospective candidate's workload would be consistent with regular attendance at Board meetings and would allow him or her to be available for service on Board committees, and to devote the additional time and effort necessary to stay apprised of Board matters and the rapidly changing regulatory environment in which the Fund operates. Different substantive areas may assume greater or lesser significance at particular times, in light of the Boards' present composition and its perceptions about future issues and needs.

The Governance Committee Independent Trustees/Directors initially evaluate prospective candidates on the basis of their résumés, considered in light of the criteria discussed above. Those prospective candidates that appear likely to be able to fill a significant need of the Board would be contacted by a Governance Committee Independent Trustee/Director by telephone to discuss the position; if there appeared to be sufficient interest, an in-person meeting with one or more of the Governance Committee Independent Trustees/Directors would be arranged. If a Governance Committee Independent Trustee/Director, based on the results of these contacts, believes he or she has identified a viable candidate, he or she would air the matter with the other Governance Committee Independent Trustees/Directors for input. Any request by Fund management to meet with the prospective candidate would be given appropriate consideration. The Fund has not paid a fee to third parties to assist in finding nominees.

3.  Advisory Fees & Expenses Committee

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of Columbia Daily Income Company and Columbia Funds Trust II. The Advisory Fees & Expenses Committees' functions include reviewing and making recommendations to the Boards as to contracts requiring approval of a majority of the non-interested Trustees/Directors and as to any other contracts that may be referred to the committee by the Boards.

4.  Compliance Committee

Mses. Kelly and Verville and Messrs. Nelson and Simpson are members of the Compliance Committee of Columbia Daily Income Company and Columbia Funds Trust II. The Compliance Committees' functions include providing oversight of the monitoring processes and controls regarding the Funds. The Compliance Committees supervise legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Funds' investment adviser, principal underwriter and transfer agent.

5.  Investment Oversight Committees

These Committees regularly meet with investment personnel of Columbia to review the investment performance and strategies of the Columbia funds in light of their stated investment objectives and policies. Each Investment Oversight Committee ("IOC") is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the funds will attend IOC meetings from time to time to assist each IOC in its review of the funds. Each IOC meets four times per year. Investment Oversight Committee 1 currently consists of Messrs. Lowry, Mayer and Neuhauser. Investment Oversight Committee 2 currently consists of Mr. Hacker and Ms. Verville. Investment Oversight Committee 3 currently consists of Ms. Kelley and Messrs. Stitzel and Theobald. Investment Oversight Committee 4 currently consists of Messrs. Nelson, Simpson and Woolworth.

Number of Meetings for Fiscal Year Ended March 31, 2005
Board of Directors
Audit Committee
Governance Committee
Advisory Fees & Expenses Committee
Compliance Committee

Number of Meetings for Fiscal Year Ended August 31, 2005
Board of Directors
Audit Committee
Governance Committee
Advisory Fees & Expenses Committee
Compliance Committee

Audit Committee Pre-Approval of Independent Registered Public Accountanting Firm Services

The Audit Committees are required to pre-approve the engagement of Columbia Daily Income Company's and Columbia Money Market Fund's independent registered public accountanting firm to provide audit and non-audit services to the Funds and non-audit services to Columbia (not including any sub-adviser whose role is primarily portfolio management and which is contracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with Columbia that provides ongoing services to the Funds ("Columbia Affiliate"), if the engagement relates directly to the operations or financial reporting of the Funds. The engagement may be entered into pursuant to preapproval policies and procedures established by the Audit Committees.

The Audit Committees have adopted an Audit and Non-Audit Services Pre-Approval Policy ("Policy") for the pre-approval of audit and non-audit services provided to the Funds and non-audit services provided to Columbia and Columbia Affiliates, if the engagement relates directly to the operations or financial reporting of the Funds. The Policy sets forth the procedures and conditions pursuant to which services to be performed by the Funds' independent registered public accountanting firm are to be pre-approved. Unless a type of service receives general pre-approval under the Policy, it requires specific preapproval by the Audit Committees if it is to be provided by the independent registered public accountanting firm.

The Policy provides for the general pre-approval by the Audit Committees of certain: (i) audit services to the Funds; (ii) audit-related services to the Funds; (iii) tax services to the Funds; (iv) other services to the Funds; and (v) fund-related services to Columbia Affiliates. The Policy requires the Funds' Treasurer and/or Director of Administration to submit to the Audit Committees, at least annually, a schedule of the types of services that are subject to general pre-approval. The schedule(s) must provide a description of each type of service that is subject to general pre-approval and, when possible, must provide projected fee caps for each instance of providing each service. At least annually, the Audit Committees will review and approve the types of services and review the projected fees for the next year, and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. In addition to the fees for each individual service, the Audit Committees has the authority to implement a fee cap on the aggregate amount of non-audit services provided to the Funds. The fee amounts listed on the schedules will be updated to the extent necessary at each of the other regularly scheduled meetings of the Audit Committees.

Fees Paid to the Independent Registered Public Accounting Firm

The table below shows the fees paid to PwC in each of the Funds' last two fiscal years for professional services rendered for (i) audit services, including the audit of the Funds' financial statements and services normally provided in connection with statutory and regulatory filings or engagements for those fiscal years; (ii) audit-related services associated with the issuance of the Funds' unaudited semi-annual financial statements; (iii) tax services and reviews of the Funds' tax returns; and (iv) other services. Please note that the table includes amounts related to non-audit services that would have been subject to pre-approval if SEC rules relating to the pre-approval of non-audit services had been in effect at that time. All of the audit fees, audit-related fees, tax fees and other fees billed by PwC for services provided to the Fund in its fiscal year end were preapproved by the Audit Committee. The amounts billed by PwC in each of the last two fiscal years for audit-related services, tax services or other services provided to Columbia or Columbia Affiliates for engagements that related directly to the operations or financial reporting of Columbia Daily Income Company was $95,000 and for Columbia Money Market Fund was $________.

		Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Columbia Daily Income Company	2004	$24,600	$3,500	$2,341	$0
	2005	$	$	$	$0
Columbia Money Market Fund	2004	$	$	$	$
	2005	$	$	$	$

The aggregate amount of fees paid for non-audit services billed to the Funds, Columbia and Columbia Affiliates was as follows:

Columbia Daily Income Company	$for the fiscal year ended August 31, 2005 and
$100,841 for the fiscal year ended August 31, 2004.
Columbia Money Market Fund	$for the fiscal year ended March 31, 2005 and
$for the fiscal year ended August 31, 2004.

The Audit Committees have determined that the provision of the services described above is compatible with maintaining the independence of PwC.

THE BOARDS, ON BEHALF OF COLUMBIA DAILY INCOME COMPANY AND COLUMBIA FUNDS TRUST II, UNANIMOUSLY RECOMMEND THAT YOU VOTE "FOR" THE ELECTION OF THE PROPOSED TRUSTEES/DIRECTORS OF THE FUNDS.

VOTING MATTERS

General Information

This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by the Boards. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trusts also may solicit proxies by telephone or otherwise. In addition, ALAMO Direct Mail Services, Inc., 280 Oser Avenue, Hauppauge, New York 11788, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $60,829 for Columbia Daily Income Company, $64,631 for Columbia Money Market Fund and $8,488 for Columbia Municipal Money Market Fund. Shareholders may submit their proxy by following the instructions shown on the proxy ballot(s). Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meetings by submitting a written notice of revocation addressed to one of the parties at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meetings and voting in person.

Only shareholders of record at the close of business on September 8, 2005 will be entitled to vote at the Meetings. On that date, the following number of Fund shares were outstanding and are entitled to be voted.

Fund	Outstanding Shares as of 9/8/05
Columbia Daily Income Company
Class Z Shares
Columbia Money Market Fund
Class A Shares
Class B Shares
Class C Shares
Class Z Shares
Columbia Municipal Money Market Fund
Class A Shares
Class B Shares
Class C Shares
Class Z Shares

Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

If the accompanying proxy ballot is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

The consummation of one Reorganization is not dependent on the consummation of any other Reorganization.

Quorum

Shareholders of record on September 8, 2005 are entitled to attend and to vote at a Meeting or any adjournment of a Meeting. A quorum is constituted with respect to each Fund (other than Columbia Daily Income Company) by the presence in person or by proxy of the holders of at least 30% of the outstanding shares of the Fund entitled to vote at the Meetings. For Columbia Daily Income Company, a quorum is constituted by the presence in person or by proxy of the holders of a majority of the outstanding shares of the Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Accordingly, abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by a Fund, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote. All Meetings may be adjourned for a reasonable period of time. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

Shareholder Approval

The Reorganization Agreement

For Columbia Daily Income Company, approval of the Reorganization Agreement, which contemplates the company's dissolution under state law following its Reorganization will require the affirmative vote of the holders of more than 50% of the outstanding shares of the Fund.

For all other Funds, the Reorganization Agreement must be approved by a "vote of a majority of the outstanding voting securities" of a Fund, as defined in by the 1940 Act, which means the affirmative vote of the lesser of: a) 67% or more of the shares present at the Meeting, if the holders of more than 50% of Fund shares are present or represented by proxy; or b) more than 50% of the Fund's outstanding shares.

Votes of the shareholders of the Acquiring Funds are not being solicited, since their approval or consent is not necessary for the Reorganizations.

Election of Directors

If a quorum of shareholders of the Columbia Daily Income Company is present at the Meeting, the eleven Nominees for election as Directors who receive the greatest number of votes cast at the Meeting will be elected Directors.

For Columbia Money Market Fund, all shareholders will vote together with other shareholders of Columbia Funds Trust II as a single class. If a quorum of shareholders of the Columbia Funds Trust II is present at the Meeting, the eleven Nominees for election as Trustees who receive the greatest number of votes cast at the Meeting will be elected Trustees.

Principal Shareholders

The table below shows the name, address and share ownership of each person known to the Trusts to have ownership with respect to 5% or more of a class of each Fund and Acquiring Fund as of September 8, 2005. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trusts to own such shares beneficially is designated by an asterisk.

Fund	Name and Address	Total Shares/Class	Percentage of Class	Percentage of Fund	Percentage of Acquiring Fund Post Closing

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of September 8, 2005, [______] had voting control of ____% of [Name of Fund(s)]' outstanding shares. Accordingly, ________ may be considered to "control" [Name Fund(s)]. The address of _________________ is: [address].

As of September 8, 2005, the officers and Trustees of each of the Trusts as a group did not own more than 1% of any class of the Funds or Acquiring Funds.

ADDITIONAL INFORMATION

Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the ''SEC Order''). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website at http://www.sec.gov. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust, its Board of Trustees, the Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings ("MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds, the Trustees, BACAP and BACAP Distributors and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds against BACAP and BACAP Distributors and others that asserts claims under the federal securities laws and state common law. Nations Funds is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

Other Business

The Boards know of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies, which do not contain specific restrictions to the contrary, will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

Shareholders may find more information about the Funds and Acquiring Funds in the following documents:

•  Annual and semi-annual reports

  The annual and semi-annual reports contain information about the Funds' investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Funds' and Acquiring Funds' performance during the period.

•  SAIs

  The SAIs for the Funds and Acquiring Funds contain additional information about the Funds and Acquiring Funds and their permissible investments and policies. The SAIs are legally part of their prospectuses (they are incorporated by reference). Copies have been filed with the SEC.

  Shareholders may obtain free copies of these documents, request other information about the Acquiring Funds and make shareholder inquiries by contacting Nations Funds:

  By telephone: (866) 348-1468

  By mail:
Nations Funds
One Bank of America Plaza
101 South Tryon Street
Charlotte, NC 28255

  On the Internet: www.nationsfunds.com

  Shareholders may obtain free copies of these documents, request other information about the Columbia Funds and make shareholder inquiries by contacting Columbia Funds:

  By telephone: (866) 348-1468

  By mail:
Columbia Funds
One Financial Center
Boston, MA 02111

  On the Internet: www.columbiafunds.com

  Information about the Funds and Acquiring Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

APPENDIX A

GLOSSARY

Term Used in Proxy/Prospectus		Definition
1933	Act	Securities Act of 1933, as amended

1934	Act	Securities Exchange Act of 1934, as amended

1940	Act	Investment Company Act of 1940, as amended

Acquiring Fund(s)		Nations Cash Reserves and Nations Municipal Reserves (each a series fund of Nations Funds Trust)

BACAP		Banc of America Capital Management, LLC

Bank of America		Bank of America, N.A.

Board(s)		The Boards of Trustees/Directors of Nations Funds Trust, Columbia Funds Trust II, Columbia Funds Trust IV and Columbia Daily Income Company

Closing		Closing of each Reorganization, expected to occur on or about November 18, 2005

CFSI		Columbia Funds Services, Inc.

CMD		Columbia Management Distributor, Inc.

Columbia		Columbia Management Advisors, Inc.

Columbia Funds complex		All portfolios in all open-end registered investment companies advised by Columbia

Columbia Management Group		Columbia Management Group, LLC

Code		Internal Revenue Code of 1986, as amended

Fund(s)		Columbia Daily Income Company, Columbia Money Market Fund and Columbia Municipal Money Market Fund

Management		BACAP and Columbia Management Group

Meeting(s)		The shareholder meeting(s) of the Funds that will be jointly held at 10:00 a.m., Eastern time, November 16, 2005, at One Financial Center, Boston, Massachusetts

Nations Funds Complex		All series of Nations Funds Trust, Nations Separate Account Trust and Nations Master Investment Trust

Proxy/Prospectus		This Combined Proxy Statement/Prospectus

Reorganization(s)		The reorganization(s) of the Fund(s) into corresponding Acquiring Fund(s)

Reorganization Agreement		The Agreement and Plan of Reorganization dated as of ________, 2005, is by and among: Columbia Funds Trust II, a Massachusetts business trust, for itself and on behalf of its series Columbia Money Market Fund; Columbia Funds Trust IV, a Massachusetts business trust, for itself and on behalf of its series Columbia Municipal Money Market Fund; Columbia Daily Income Company, an Oregon corporation; Nations Funds Trust, a Delaware statutory trust, for itself and on behalf of its series Nations Cash Reserves and Nations Municipal Reserves; and Columbia.

SAI		Statement of Additional Information

SEC		United States Securities and Exchange Commission

Trusts		Columbia Funds Trust II, Columbia Funds Trust IV, Columbia Daily Income Company and Nations Funds Trust

A-1

APPENDIX B

COMPARISON OF FEES AND EXPENSES

The tables below describe the fees and expenses associated with holding Fund and Acquiring Fund shares, as of March 31, 2005. In particular, the tables compare the fees and expenses for each class of each Fund and the corresponding class of the Acquiring Fund, and show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to each Reorganization.

Where more than one Fund is involved in a Reorganization, the tables show several combination scenarios of the Funds and Acquiring Funds. They show the possibility of one Fund approving the Reorganization but not the other. They also show the possibility of both Funds approving the Reorganization.

The operating expense levels shown in this Proxy/Prospectus assume net asset levels; pro forma expense levels shown should not be considered an actual representations of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

IF ONLY COLUMBIA DAILY INCOME COMPANY IS REORGANIZED:

Class Z/Class Z

	Columbia Daily Income Company(1)		Nations Cash Reserves	Pro Forma Nations Cash Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(2)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.48%		N/A	0.25	%(4)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.22	%(3)	N/A	0.02%
• Total annual Fund operating expenses	0.70%		N/A	0.27%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.07)%
• Total net expenses	0.70%		N/A	0.20	%(5)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3)  Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(4)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Daily Income Company	$72	$224	$390	$871
Nations Cash Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Cash Reserves (acquiring)	$20	$80	$145	$336

IF ONLY COLUMBIA MONEY MARKET FUND IS REORGANIZED:

Class Z/Class Z

	Columbia Money Market Fund(1)		Nations Cash Reserves	Pro Forma Nations Cash Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(2)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(3)	N/A	0.25	%(4)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.29%		N/A	0.02%
• Total annual Fund operating expenses	0.79%		N/A	0.27%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.07)%
• Total net expenses	0.79%		N/A	0.20	%(5)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(4)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Money Market Fund	$81	$252	$439	$978
Nations Cash Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Cash Reserves (acquiring)	$20	$80	$145	$336

IF BOTH COLUMBIA DAILY INCOME COMPANY AND COLUMBIA MONEY MARKET FUND ARE REORGANIZED:

Class Z/Class Z

	Columbia Daily Income Company(1)		Columbia Money Market Fund(1)		Nations Cash Reserves	Pro Forma Nations Cash Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(2)		N/A(2)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.48%		0.50	%(4)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.00%		N/A	0.00%
• Other expenses	0.22	%(3)	0.29%		N/A	0.02%
• Total annual Fund operating expenses	0.70%		0.79%		N/A	0.27%
• Fee waivers and/or reimbursements	(0.00)%		(0.00)%		N/A	(0.07)%
• Total net expenses	0.70%		0.79%		N/A	0.20	%(6)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3)  Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(4)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Daily Income Company	$72	$224	$390	$871
Columbia Money Market Fund	$81	$252	$439	$978
Nations Cash Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Cash Reserves (acquiring)	$20	$80	$145	$336

IF ONLY COLUMBIA MONEY MARKET FUND IS REORGANIZED:

Class A/Class Z

	Columbia Money Market Fund(1)		Nations Cash Reserves	Pro Forma Nations Cash Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00	%(2)	N/A	N/A
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(3)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(4)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.29%		N/A	0.02%
• Total annual Fund operating expenses	0.79%		N/A	0.27%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.07)%
• Total net expenses	0.79%		N/A	0.20	%(6)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

(4)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Money Market Fund	$81	$252	$439	$978
Nations Cash Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Cash Reserves (acquiring)	$20	$80	$145	$336

IF ONLY COLUMBIA MONEY MARKET FUND IS REORGANIZED:

Class B/Class B

	Columbia Money Market Fund(1)		Nations Cash Reserves		Pro Forma Nations Cash Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%		5.00	%(4)	5.00	%(2)
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(2)		N/A		N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(3)	0.25	%(5)	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	1.00%		1.10%		1.10%
• Other expenses	0.29%		0.02%		0.02%
• Total annual Fund operating expenses	1.79%		1.37%		1.37%
• Fee waivers and/or reimbursements	(0.00)%		(0.07)%		(0.07)%
• Total net expenses	1.79%		1.30	%(6)	1.30	%(6)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(4)  This charge decreases over time.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum deferred sales charge is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Money Market Fund
Did not sell your shares	$182	$563	$970	$1,841
Sold your shares at end of period	$682	$863	$1,170	$1,841
Nations Cash Reserves
Did not sell your shares	$132	$427	$743	$1,462
Sold your shares at end of period	$632	$727	$943	$1,462
Pro Forma Nations Cash Reserves (acquiring)
Did not sell your shares	$132	$427	$743	$1,462
Sold your shares at end of period	$632	$727	$943	$1,462

IF ONLY COLUMBIA MONEY MARKET FUND IS REORGANIZED:

Class C/Class Z

	Columbia Money Market Fund(1)		Nations Cash Reserves	Pro Forma Nations Cash Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum deferred sales charge (load) as a% of the lower of the original purchase price or net asset value	1.00%		N/A	N/A
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(2)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(3)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	1.00	%(4)	N/A	0.00%
• Other expenses	0.29%		N/A	0.02%
• Total annual Fund operating expenses	1.79	%(4)	N/A	0.27%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.07)%
• Total net expenses	1.79%		N/A	0.20	%(6)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sales proceeds to your bank.
This charge applies to investors who buy Class C shares and sell them within one year of purchase.

(3)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(4)  The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 for Class C shares would be 0.40% and total annual fund operating expenses for Class C shares would be 1.19%. This arrangement may be modified or terminated by the distributor at any time.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum deferred sales charge is reflected in this example. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Money Market Fund
Did not sell your shares	$182	$563	$970	$2,105
Sold your shares at end of period	$282	$563	$970	$2,105
Nations Cash Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Cash Reserves (acquiring)	$20	$80	$145	$336

IF ONLY COLUMBIA MUNICIPAL MONEY MARKET FUND IS REORGANIZED:

Class A/Class Z

	Columbia Municipal Money Market Fund(1)		Nations Municipal Reserves	Pro Forma Nations Municipal Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00	%(2)	N/A	N/A
• Redemption fee (%) (as a percentage of the lesser of purchase price or redemption)	N/A(3)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(4)	N/A	0.25	%(6)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.30	%(5)	N/A	0.02%
• Total annual Fund operating expenses	0.80	%(5)	N/A	0.27%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.07)%
• Total net expenses	0.80%		N/A	0.20	%(7)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sales proceeds to your bank.

(4)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(5)  The Fund's adviser has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, other expenses would be 0.20% and total annual Fund operating expenses would be 0.70%. This arrangement may be modified or terminated by the adviser at any time.

(6)  The Acquiring Fund pays a management fee of 0.15% and an administration fee of 0.10%.

(7)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Municipal Money Market Fund	$82	$255	$444	$990
Nations Municipal Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Municipal Reserves (acquiring)	$20	$80	$145	$336

IF ONLY COLUMBIA MUNICIPAL MONEY MARKET FUND IS REORGANIZED:

Class B/Class B

	Columbia Municipal Money Market Fund(1)		Nations Municipal Reserves		Pro Forma Nations Municipal Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%		5.00	%(5)	5.00%
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(2)		N/A		N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(3)	0.25	%(8)	0.25	%(6)
• Distribution (12b-1) and/or shareholder servicing fees	1.00%		1.10%		1.10%
• Other expenses	0.30	%(4)	0.03%		0.02%
• Total annual Fund operating expenses	1.80	%(4)	1.38%		1.37%
• Fee waivers and/or reimbursements	(0.00)%		(0.08)%		(0.07)%
• Total net expenses	1.80%		1.30	%(9)	1.30	%(7)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.
This charge decreases over time.

(3)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(4)  The Fund's adviser has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, other expenses would be 0.20% and total annual Fund operating expenses would be 1.70%. This arrangement may be modified or terminated by the adviser at any time.

(5)  This charge decreases over time.

(6)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(7)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum deferred sales charge is reflected in this example. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Municipal Money Market Fund
Did not sell your shares	$183	$566	$975	$1,852
Sold your shares at end of period	$683	$866	$1,175	$1,852
Nations Municipal Reserves
Did not sell your shares	$132	$429	$748	$1,473
Sold your shares at end of period	$632	$729	$948	$1,473
Pro Forma Nations Municipal Reserves (acquiring)
Did not sell your shares	$132	$427	$743	$1,462
Sold your shares at end of period	$632	$727	$943	$1,462

IF ONLY COLUMBIA MUNICIPAL MONEY MARKET FUND IS REORGANIZED:

Class C/Class Z

	Columbia Municipal Money Market Fund(1)		Nations Municipal Reserves	Pro Forma Nations Municipal Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%		N/A	N/A
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A(2)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(3)	N/A	0.25	%(6)
• Distribution (12b-1) and/or shareholder servicing fees	1.00	%(4)	N/A	0.00%
• Other expenses	0.30	%(5)(6)	N/A	0.02%
• Total annual Fund operating expenses	1.80	%(4)(5)	N/A	0.27%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.07)%
• Total net expenses	1.80%		N/A	0.20	%(7)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sales proceeds to your bank.
This charge applies to investors who buy Class C shares and sell them within one year of purchase.

(3)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(4)  The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 for Class C shares would be 0.40% and total annual fund operating expenses for Class C shares would be 1.10% (taking into account the reimbursement discussed in footnote (5) below). This arrangement may be modified or terminated by the distributor at any time.

(5)  The Fund's adviser has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, other expenses would be 0.20% and total annual Fund operating expenses would be 1.10% (taking into account the 12b-1 fee waiver discussed in footnote (4) above). This arrangement may be modified or terminated by the adviser at any time.

(6)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(7)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum deferred sales charge is reflected in this example. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Municipal Money Market Fund
Did not sell your shares	$183	$566	$975	$2,116
Sold your shares at end of period	$283	$566	$975	$2,116
Nations Municipal Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Municipal Reserves (acquiring)	$20	$80	$145	$336

IF ONLY COLUMBIA MUNICIPAL MONEY MARKET FUND IS REORGANIZED:

Class Z/Class Z

	Columbia Municipal Money Market Fund(1)		Nations Municipal Reserves	Pro Forma Nations Municipal Reserves (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Redemption fee (%) (as a percentage of the lesser of purchase price or redemption)	N/A(2)		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.50	%(3)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.30	%(4)	N/A	0.02%
• Total annual Fund operating expenses	0.80	%(4)	N/A	0.27%
• Fee waivers and/or reimbursements	0.00%		N/A	(0.07)%
• Total net expenses	0.80%		N/A	0.20	%(6)

(1)  A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sales proceeds to your bank.

(3)  The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

(4)  The Fund's adviser has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, other expenses would be 0.20% and total annual Fund operating expenses would be 0.70% . This arrangement may be modified or terminated by the adviser at any time.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitations in effect at the time of recovery.

Example

This example is intended to help you compare the costs of investing in the fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Columbia Municipal Money Market Fund	$82	$255	$444	$990
Nations Municipal Reserves	N/A	N/A	N/A	N/A
Pro Forma Nations Municipal Reserves (acquiring)	$20	$80	$145	$336

APPENDIX C

COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUNDS AND THE ACQUIRING FUNDS

The Fund (Columbia Daily Income Company) may not:	The Acquiring Fund (Nations Cash Reserves) may not:
1. Borrow money to improve portfolio yield except as a temporary measure to avoid disruptive redemptions, and not for investment purposes. Borrowings will not exceed 33 1/3 percent of total assets and will be repaid from the proceeds of sales of the Fund's shares or as maturities allow.	1. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

2. Underwrite securities issued by others except as it may be deemed to be an underwriter in a sale of restricted securities.	2. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Acquiring Fund's ability to invest in securities issued by other registered management investment companies.

3. Invest more than 5 percent of its assets (exclusive of obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof) in the securities of any one issuer. The Fund may invest up to 100 percent of its total assets in obligations of U.S. banks which are members of the Federal Reserve System. However, the Fund will not invest more than 25 percent of its assets in any other single industry.	3. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

The Fund (Columbia Daily Income Company) may not:	The Acquiring Fund (Nations Cash Reserves) may not:
4. Invest more than 5 percent of its assets (exclusive of obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof) in the securities of any one issuer. The Fund may invest up to 100 percent of its total assets in obligations of U.S. banks which are members of the Federal Reserve System. However, the Fund will not invest more than 25 percent of its assets in any other single industry.
(This fundamental policy has been intentionally repeated.)	4. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Acquiring Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

5. Buy or sell real estate.	5. Purchase or sell real estate, except the Acquiring Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

6. Buy or sell commodities or commodity contracts.	6. Purchase or sell commodities, except that the Acquiring Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

7. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.	7. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

8. Purchase common stocks, preferred stocks, warrants, or other equity securities.	8. No corresponding fundamental investment policy.

The Fund (Columbia Daily Income Company) may not:	The Acquiring Fund (Nations Cash Reserves) may not:
9. Purchase securities on margin.	9. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund. (This fundamental policy has been intentionally repeated.)

10. Sell securities short.	10. No corresponding fundamental investment policy.

11. Write or purchase put or call options.	11. No corresponding fundamental investment policy.

12. Invest in the securities of other investment companies, except those acquired as part of a merger, consolidation, or acquisition of assets.	12. No corresponding fundamental investment policy.

The Fund (Columbia Money Market Fund) may not:	The Acquiring Fund (Nations Cash Reserves) may not:
1. Invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of each investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) U.S. government securities, (ii) repurchase agreements, or (iii) securities of issuers in the financial services industry, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.	1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

The Fund (Columbia Money Market Fund) may not:	The Acquiring Fund (Nations Cash Reserves) may not:
2. Invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. government securities or repurchase agreements for such securities and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.
Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the 1940 Act (the "Rule"), the Fund will not, immediately after the acquisition of any security (other than a Government Security (as that term is defined in the Rule) or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that it may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.	2. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Acquiring Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

3. Invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.	3. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Acquiring Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund. (This fundamental policy has been intentionally repeated.)

The Fund (Columbia Money Market Fund) may not:	The Acquiring Fund (Nations Cash Reserves) may not:
4. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein).	4.	Same.

5. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs.	5. Purchase or sell commodities, except that the Acquiring Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

6. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.	6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

7. Make loans, although it may (a) participate in an interfund lending program with other affiliated registered open-end investment companies provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities.	7. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

8. Borrow except that it may (a) borrow for non-leveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law.	8. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.
(This fundamental policy has been intentionally repeated.)

The Fund (Columbia Money Market Fund) may not:	The Acquiring Fund (Nations Cash Reserves) may not:
9. Act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.	9. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Acquiring Fund's ability to invest in securities issued by other registered management investment companies.

10. Issue any senior securities except to the extent permitted under the 1940 Act.	10. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund. (This fundamental policy has been intentionally repeated.)

The Fund (Columbia Municipal Money Market Fund) may not:	The Acquiring Fund (Nations Municipal Reserves) may not:
1. Invest in a security if, with respect to 75% of the Fund's assets as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except (1) in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by the Fund and guaranteed by such guarantor (plus any other investments of the Fund in securities issued by the guarantor) does not exceed 10% of the Fund's total assets, (2) this restriction does not apply to U.S. government securities or repurchase agreements for such securities and (3) the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies.
Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the 1940 Act (the "Rule"), the Fund will not, immediately after the acquisition of any security (other than a Government Security (as that term is defined in the Rule) or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that it may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.	1. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Acquiring Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

2. Purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements).	2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund (Columbia Municipal Money Market Fund) may not:	The Acquiring Fund (Nations Municipal Reserves) may not:
3. Make loans, although the Fund may (a) participate in an interfund lending program with other Liberty Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly-distributed or privately placed debt securities.	3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

4. Borrow, except that it may (a) borrow for non-leveraging, temporary or emergency purposes, and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; the Fund may borrow from banks, other Columbia Funds, and other persons to the extent permitted by applicable law.	4. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
(This fundamental policy has been intentionally repeated.)

5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund, except as may be necessary in connection with borrowings permitted in (4) above.	5. No corresponding fundamental investment policy.

6. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry.	6. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

The Fund (Columbia Municipal Money Market Fund) may not:	The Acquiring Fund (Nations Municipal Reserves) may not:
7. Purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors or trustees of the Trust, or the Fund's investment advisor.	7. No corresponding fundamental investment policy.

8. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs.	8. Purchase or sell commodities, except that the Acquiring Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

9. Purchase any securities other than those described in the Prospectus.	9. No corresponding fundamental investment policy.

10. Issue any senior securities except to the extent permitted under the 1940 Act.	10. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
(This fundamental policy has been intentionally repeated.)

11. Purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein).	11. Purchase or sell real estate, except the Acquiring Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

12. Act as an underwriter of securities, except that the Fund may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for the Fund's own portfolio.	12. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

13. No corresponding fundamental investment policy.	13. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in securities that pay interest exempt from U.S. federal income tax, other than the U.S. federal alternative minimum tax.

APPENDIX D

ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31
[To be provided]

*  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on January 30, 1981, and Class Z shares were initially offered on July 29, 2002.

*  [Performance shown for the Class Z shares reflects the performance of the Acquiring Fund's Capital Class shares, and includes expenses that are not applicable to and [are higher than] those of the Class Z shares. The Capital Class shares annual returns are substantially similar to what the Class Z shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Acquiring Fund's Capital Class shares incepted on October 10, 1990.]

*  Prior to July 15, 2002, the Fund was part of a master fund/feeder fund structure, which invested all of its assets in the SR&F Municipal Money Market Portfolio, a municipal money market master fund that had the same investment goal as the Fund. Although the performance does take current sales charges into account, it has not been adjusted to take into account the fact that the classes offered subsequent to September 28, 1995, the commencement of the master fund/feeder fund structure, bear different class specific expenses than the Portfolio (such as Rule 12b-1 fees). If differences in expenses had been reflected, the returns shown for periods prior to the conversion to a master fund/feeder fund structure would have been different.

*  The inception date of Class B shares is December 27, 1999.

APPENDIX E

AVERAGE ANNUAL TOTAL RETURNS [To be provided]

Columbia Daily Income Company

	1 Year	5 Years	10 Years or Life of the Fund
Class Z (%) Return Before Taxes	0.57%	2.37%	3.71%

Columbia Money Market Fund

	1 Year	5 Years	10 Years or Life of the Fund
Class A (%) Return Before Taxes	[%]	[%]	[%]
Class B (%) Return Before Taxes	[%]	[%]	[%]
Class C (%) Return Before Taxes	[%]	[%]	[%]
Class Z* (%) Return Before Taxes	[%]	[%]	[%]

*  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on January 30, 1981, and Class Z shares were initially offered on July 29, 2002.

Nations Cash Reserves (Acquiring Fund)

	1 Year	5 Years	10 Years	Life of the Fund
Class B (%) Return Before Taxes	0.37%	1.92%	N/A	2.04%
Class Z* (%) Return Before Taxes	1.25%	2.95%	4.25%	4.26%

*  [Performance shown for the Class Z Shares reflects the performance of the Acquiring Fund's Capital Class Shares, and includes expenses that are not applicable to and [are higher than] those of the Class Z Shares. The Capital Class Shares annual returns are substantially similar to what the Class Z Shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Acquiring Fund's Capital Class Shares incepted on October 10, 1990.]

E-1

Columbia Municipal Money Market Fund*

	1 Year	5 Years	10 Years or Life of the Fund
Class A (%) Return Before Taxes	[%]	[%]	[%]
Class B (%) Return Before Taxes	[%]	[%]	[%]
Class C (%) Return Before Taxes	[%]	[%]	[%]**
Class Z (%) Return Before Taxes	[%]	[%]	[%]

*  Prior to July 15, 2002, the Fund was part of a master fund/feeder fund structure, which invested all of its assets in the SR&F Municipal Money Market Portfolio, a municipal money market master fund that had the same investment goal as the Fund. Although the performance does take current sales charges into account, it has not been adjusted to take into account the fact that the classes offered subsequent to September 28, 1995, the commencement of the master fund/feeder fund structure, bear different class specific expenses than the Portfolio (such as Rule 12b-1 fees). If differences in expenses had been reflected, the returns shown for periods prior to the conversion to a master fund/feeder fund structure would have been different.

**  Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

Nations Municipal Reserves (Acquiring Fund)

	1 Year	5 Years	10 Years	Life of the Fund
Class B* (%) Return Before Taxes	0.21%	1.07%	N/A	1.08%
Class Z** (%) Return Before Taxes	1.07%	2.01%	2.74%	2.81%

*  The inception date of Class B Shares is December 27, 1999.

**  [Performance shown for the Class Z Shares reflects the performance of the Acquiring Fund's Capital Class Shares, and includes expenses that are not applicable to and [are higher than] those of the Class Z Shares. The Capital Class Shares annual returns are substantially similar to what the Class Z Shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Acquiring Fund's Capital Class Shares incepted on October 23, 1990.]

E-2

APPENDIX F

COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW

The table below summarizes the significant differences between the Amended and Restated Declaration of Trust of Nations Funds Trust (the "Proposed Surviving Trust") and the organizational documents (and Oregon law in the case of the Columbia Daily Income Company) for the Funds. For additional information, shareholders of any Fund should refer directly to such documents, copies of which may be obtained by contacting Nations Funds Trust at its address listed on the cover page of this Proxy/Prospectus.

Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Shareholder Liability:	If any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating solely to his being or having been a shareholder, and not because of his acts or omissions, the shareholder or former shareholder (or his heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.
No corresponding provisions.
Any person extending credit to, contracting with or having any claim against any series may look only to the assets of that series to satisfy or enforce any debt, with respect to that series.	In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the particular series of shares of which he or she is or was a shareholder.
	Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust, shall have the power to bind personally any shareholder, nor except as provided by the Declaration of Trust, to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.	Shareholders who have fully paid the subscription price for their shares have no personal liability in excess of their shares.

Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
All persons extending credit to, contracting with or having any claim against the Trust or a particular series of Shares shall look only to the assets of the Trust or the assets of that particular series of Shares for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.
Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer must recite that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the shareholders individually but are binding only upon the assets and property of the Trust, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer of shareholders or shareholder individually.

Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Shareholder Voting Rights:	Shareholders have only the voting powers expressly granted under the 1940 Act or under Delaware law applicable to business trusts and have the right to vote on other matters only as the Board of Trustees may consider desirable and so authorize. Currently the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (a) elect Trustees; (b) approve investment advisory agreements and principal underwriting agreements; (c) approve a change in subclassification; (d) approve any change in fundamental investment policies; (e) approve a distribution plan under Rule 12b-1 of the 1940 Act; and (f) terminate the Trust's independent public accountant. Shareholders have the right to vote to remove Trustees but only if and to the extent that the SEC staff takes the position by rule, interpretive or other public release, or by no-action letter, that Section 16(c) of the 1940 Act gives them such right.	Shareholders have the power to vote only (i) for the election or removal of Trustees; (ii) for investment advisory agreements; (iii) with respect to any termination of the Trust or series of the Trust; (iv) with respect to any amendment of the Declaration of Trust (other than amendments that change the name of the Trust or that correct or supplement any inconsistent, defective or ambiguous provision); (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether a court action, proceeding or claim should not be brought or maintained derivatively or as a class action on behalf of the Trust or shareholders; (vi) with respect to any other matters regarding the Trust as required by law, the organizational documents, or as the Board of Trustees may consider necessary or desirable.	Shareholders of an Oregon corporation have a right to vote on the dissolution, merger, consolidation, share exchange or sale of all or substantially all assets of the Fund.
Shareholders of an Oregon corporation also have a right to vote (i) for the election or removal of directors; (ii) with respect to any amendments to the articles of incorporation (except for minor amendments which are subject to only Board approval); (iii) with respect to any amendments to or repeal of the bylaws (even though the bylaws may also be amended or repealed by the Board of Directors); and (iv) with respect to any other matters required by law, the organizational documents or as deemed desirable by the Board of Directors.
On a record date, each outstanding share or fractional share of common stock is entitled to one vote or a proportional fractional vote.
Shareholders of separate corporations vote separately.
All shares of common stock vote together as a single class except as otherwise required by law or except on any matters that affect only one or more classes of stock, in which case only the holders of shares of the class or classes affected shall be entitled to vote.

	Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
	Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Shareholder Meetings:	Shareholders have no specific right to call meetings except special meetings to remove Trustees, and then only if and to the extent that the SEC staff takes the position by rule, interpretive or other public release, or by no-action letter, that Section 16(c) of the 1940 Act gives them such right.	Shareholders have no specific right to call meetings, except as may be required by applicable law, including the Investment Company Act of 1940.	Corporation must make a list of shareholders available two days before any shareholder meeting.
A special meeting of shareholders may be called by the holders of 10 percent or more of the votes entitled to be cast on any issue proposed to be considered at the special meeting, or by such persons as are specified in the articles of incorporation or bylaws (which persons are usually the president or vice president of the corporation).

Shareholder Quorum:	Except when required by applicable law or by the Declaration of Trust, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote at the meeting shall constitute a quorum. When any one or more series or classes is to vote on a separate matter, 33 1/3% of the shares of each such series or class entitled to vote shall constitute a quorum.	Thirty percent (30%) of the shares entitled to vote at the meeting shall be a quorum, except where any provision of law or of the Declaration of Trust permits or requires holders of a series or class to vote as a series or class, then thirty (30%) of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class.	A majority of the votes entitled to be cast on the matter by the voting group constitutes a quorum of that voting group for action on that matter.

Required Shareholder Vote:	When a quorum is present, a majority of the shares represented at a meeting shall decide any matters and a plurality shall elect a Trustee, except when a larger vote is required by the Declaration of Trust or applicable law.	Except when a larger vote is required by the Declaration of Trust or By-Laws, a majority of the shares voted (or of the individual series or class) shall decide any matters and a plurality shall elect a Trustee.	If a quorum exists, the votes cast within the voting group favoring the action must exceed those opposing the action to approve a matter, unless otherwise required by law or the Articles of Incorporation. Directors are elected by a plurality of the votes cast by shares entitled to vote at the meeting.

Shareholder Action by Written Consent:	Majority written consent of the shares entitled to vote on the matter (or any larger proportion as expressly required by the Declaration of Trust) and holding a majority of the shares of any series or class entitled to vote on the matter (or any larger proportion required) is required for shareholder action taken without a meeting. Such consent shall be treated for all purposes as a vote taken at a meeting of shareholders.	Same, but no express provisions regarding consent of shareholders of a series or class.	Unanimous written consent is required for shareholder action taken without a meeting.

	Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
	Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Shareholder Adjournment	Any meeting of Shareholders may be adjourned by a majority of the votes whether or not a quorum is present.	Any number less than that required for a quorum, i.e., thirty percent (30%) of shares (or of the series or class) entitled to vote, shall be sufficient for adjournment.	A majority of votes represented at the meeting, although less than a quorum, may adjourn the meeting from time to time to a different time and place without further notice to any shareholder of any adjournment.

Notice to Shareholders:	Notice of shareholder meetings is to be given either: personally, or by telephone, first-class mail, express mail, overnight mail, telegram, electronic mail, telefacsimile, internet or other similar electronic medium, charges prepaid, addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice not less than seven (7) nor more than one hundred and twenty (120) days before the date of the meeting.
Notice need not state the purpose for which the meeting is called.	Same, except for the following differences: (i) no maximum time limit on delivery of notice; and (ii) only delivery methods allowed are personal delivery and mailing, postage prepaid.	Notice of shareholder meetings must be given no earlier than 60 days nor less than 10 days before the date of the meeting.
For an annual meeting of shareholders, the notice is not expressly required to describe the purpose(s) for which the meeting is called. In the case of a special meeting of shareholders, the notice must include a description of the purpose(s) for which the meeting is called.

Shareholder Proxies:	A validly executed proxy that does not state that it is irrevocable is not revoked until:
(i) revoked by the maker of the proxy in writing delivered to the Trust before the vote pursuant to the proxy; or
	(ii) written notice of the death or incapacity of the maker of the proxy is received by the Trust before the vote pursuant to the proxy; provided, however, that a proxy is valid up to eleven months from the date of the proxy unless otherwise provided in the proxy.	Shareholders may put a proxy in place for a duration of up to six (6) months before a meeting.	Shareholders may put a proxy in place for a duration of up to eleven months unless a longer period is expressly provided in the authorization form.

	Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
	Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Trustee's Power to Amend Declaration of Trust/Director's Power to Amend Articles of Incorporation:	The Declaration of Trust may be amended by the Trustees without shareholder approval unless expressly required by the 1940 Act or Delaware law. Notice must be given to all shareholders who purchase shares that the Declaration of Trust may be so amended.	The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by a vote of shareholders holding a majority of the shares (or of each series or class) entitled to vote, provided that ministerial amendments shall not require shareholder authorization.	Directors may adopt routine limited amendments to the articles of incorporation. In addition, the Board may amend the articles without shareholder approval to (i) create any class of shares or series within a class before issuance of any shares of the class or series, if the articles of incorporation so provide, and (ii) in the case of a registered open-end investment company, increase or decrease the number of authorized shares. If the Board of Directors is not specifically empowered by the Oregon Revised Statutes to amend the articles of incorporation, any other amendment must be submitted to shareholders for approval.

Termination of Trust/ Corporation or Series:	Except to the extent the 1940 Act expressly grants shareholders the power to vote on such terminations, the Trust or any series thereof, may be terminated at any time by the Board with written notice to shareholders. To the extent the 1940 Act expressly grants shareholders the right to vote on such terminations, the Trust, or any series thereof, may be terminated by a vote of a majority of the shares, or of the series, entitled to vote.	The Trust may be terminated at any time by vote of shareholders holding at least 2/3 of the shares of each series entitled to vote or by the Trustees by written notice to the shareholders. A series of the Trust may be terminated at any time by a vote of shareholders holding at least 2/3 of the shares of the series entitled to vote or by the Trustees by written notice to the series' shareholders.	Termination (dissolution) of the corporation requires the approval of the Board of Directors and a majority of the outstanding shares.

Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Merger or Consolidation of Trust/ Corporation or Series:	Except to the extent the 1940 Act expressly grants shareholders the power to vote on the matters below, the Board may cause:
 (i) the Trust to be merged into or consolidated with another trust or company;
 (ii) a series of the Trust to be merged into or consolidated with another series of the Trust or other trust or company;
 (iii) the shares of a class of a series to be converted into another class of the same series;
 (iv) the shares of the Trust or any series to be converted into beneficial interests in another business trust (or its series); or
 (v) the shares of the Trust or any series to be exchanged for shares in another trust or company pursuant to any state or federal statute to the extent permitted by law without shareholder approval with written notice to the shareholders. To the extent the 1940 Act expressly grants shareholders the right to vote on such transactions, shareholders, a vote of the majority of the shares (or of the series) entitled to vote and voting in the aggregate is required to authorize the applicable transaction.
These provisions established by the Declaration of Trust eliminate any right to vote on a merger, consolidation, sale of assets or conversion that might otherwise be conferred by Section 3815, Section 3821 or any other provision of the Delaware Act.	No corresponding provisions.	Shareholders have a right to vote on a merger, consolidation, share exchange or sale of all or substantially all assets, with a required vote of a majority of outstanding shares.
Shareholders have dissenters' rights.

	Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
	Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Removal of Trustees/ Directors:	A Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees specifying the date of removal. Additionally, if required by Section 16(c) of the 1940 Act, any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.	By vote of a majority of the Trustees then in office, the Trustees may remove a Trustee with or without cause. At any meeting called for the purpose, a Trustee may be removed, with or without cause, by vote of the holders of two-thirds of the outstanding shares.	A director may be removed by (i) shareholders with or without cause and (ii) judicial proceedings. Further, in the case of removal by shareholders, a director may be removed only at a meeting of the shareholders called for the purpose of removing the director, and the meeting notice must state that the purpose, or one of the purposes, of the meeting is the removal of a director. The director may only be removed if the number of votes cast to remove the director exceeds that number of votes cast not to remove the director.

Trustee/ Director Committees:	Any committee formed by the Board has the authority of the Board except with respect to:
(i) the approval of any action which, under applicable law, requires shareholder approval or specific approval by a majority of the Board or certain Board members;
 (ii) the filling of vacancies on the Board or any committees;
 (iii) the fixing of compensation of the Trustees for serving on the Board or on any committee;
 (iv) the amendment or repeal of the Declaration of Trust;
 (v) the amendment or repeal of any Board resolution that by its express terms is not amendable or repealable; and
 (vi) the appointment of any other Board committees or committee members.
The Trust shall have a standing Audit Committee and a standing Nominating Committee.	The Trustees may appoint an executive committee which may, when the Trustees are not in session, exercise some or all of the power and authority of the Board as the Board may determine.
		The Trustees may appoint a Dividend Committee of not less than three persons, who may (but need not) be Trustees.	A board of directors may create one or more committees and appoint one or more directors to serve on each committee. Subject to any limitations imposed by the board of directors and as provided below, each committee may exercise the powers of the board of directors. Committees may not take certain actions including: authorizing distributions; approving or proposing to shareholders any actions that requires shareholder approval; filling vacancies on the Board or any committees; amending the articles of incorporation, to the extent directors may do so without shareholder approval; adopting, amending or repealing Bylaws; approving a plan of merger not requiring shareholder approval; authorizing or approving reacquisition of shares unless within limits prescribed by the Board; generally authorizing or approving the issuance of shares; or determining the designation, rights, preferences or limitations of any class or series of shares.

Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Trustee/ Director Liability:	Each Trustee may be liable only by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.	Trustees are not responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser, principal underwriter of the Trust or other Trustee. However, Trustees are not protected against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
	Every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Trust or Trustees by any Trustees is deemed to be executed or done only with respect to their capacity as Trustees and such Trustees shall not be personally liable thereon.	Directors are not personally liable for monetary damages for their conduct as directors, but are personally liable for acts in breach of their duty of loyalty to the corporation or its shareholders; acts or omissions not in good faith or which involve intentional misconduct or knowing violation of the law; an unlawful distribution to shareholders; and transaction from which the director derived an improper personal benefit.

Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Trustee Indemnification:	The Trust shall indemnify a Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) against all amounts actually and reasonably incurred in connection with such proceeding if it is determined that the Trustee acted in good faith and reasonably believed:
 (i) in the case of conduct in his official capacity as a Trustee, that his conduct was in the Trust's best interests;
 (ii) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and
 (iii) in the case of criminal proceedings, that he had no reasonable cause to believe his conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.
The Trust shall indemnify a Trustee who was or is a party or is threatened to be made a party to any action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the Trustee is or was an agent of the Trust, against expenses incurred in defending or settling such action if the Trustee acted in good faith, in a manner the Trustee believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.	The Trust shall indemnify a Trustee against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and as counsel fees, reasonably incurred in connection with handling any action, suit or proceeding (civil or criminal) in which the Trustee was or may be a party by reason of the person's capacity as a Trustee.
In the absence of a final decision on the merits by an adjudicating body that a Trustee is liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office, indemnification shall be provided if:
 (i) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees, if determined that the Trustee is not liable of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office; or
(ii) independent legal counsel has provided a written opinion to the effect that such indemnification would not protect the Trustee against any liability to the Trust to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.	Mandatory indemnification under Oregon law for reasonable expenses incurred in connection with a proceeding or claim which a director is successful in defending.
The articles of incorporation provide for indemnification of directors for any liability and expense incurred in a proceeding to the fullest extent not prohibited by law. Under Oregon law, the director is eligible for indemnification if (i) the person's conduct was in good faith; (ii) the person reasonably believed that his or her conduct was in the best interests of the corporation or at least not opposed to its best interests; and (iii) in a criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.
The bylaws contain similar provisions with respect to indemnification of officers.

Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Exceptions to Trustee/ Director Indemnification:	Same as Columbia Funds Trust II and Columbia Funds Trust IV, except that, in addition, the Trust will make no indemnification with respect to the above situations for indemnification:
 (i) with respect to any claim, issue or matter where the Trustee was judged to be liable on the basis that personal benefit was improperly received, whether or not the benefit resulted from an action taken in the person's official capacity as Trustee; or
 (ii) with respect to any claim, issue or matter where the Trustee was judged to be liable in the performance of his Trustee's duty to the Trust, unless and only to the extent that the adjudicator deems the Trustee to be fairly and reasonably entitled to indemnity; or
(iii) of amounts paid to settle or otherwise dispose of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless required approval by: (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are disinterested persons of the Trust; or (b) a written opinion by legal counsel is obtained.	The Trust will not indemnify its Trustees against any liability to the Trust or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.	See above.

	Proposed Surviving Trust:	Acquired Trusts:	Acquired Corporation:
	Nations Funds Trust	Columbia Funds Trust II Columbia Funds Trust IV	Columbia Daily Income Company
Advance of Expenses:	The Trust may advance expenses incurred in defending any proceeding before its final disposition:
 (i) upon a written agreement by or on behalf of the Trustee to repay the amount of the advance if it is determined that the Trustee is not entitled to indemnification, together with at least one of the following:
 (ii) security for the undertaking;
 (iii) insurance protecting the Trust against losses arising by reason of any lawful advances; or
	(iv) a determination by a majority of a quorum of disinterested, non-party Trustees, or by an independent legal counsel, that there is reason to believe that the Trustee ultimately will be found entitled to indemnification.	Same as Nations Funds Trust.	Directors may be reimbursed for legal expenses in advance of final disposition of any proceeding provided the person provides (i) a written affirmation of their good faith belief that they have met the prescribed standard of conduct and (ii) a written undertaking to repay the advance if its is determined that the person did not meet the standard of conduct.

Distributions:	The Board has full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation is conclusive and binding upon the shareholders.	Same as Nations Funds Trust.	No dividend, distribution, subdivision, combination or reclassification of any class of common stock shall occur unless a like dividend, distribution, subdivision, combination or reclassification is made with respect to all other classes of common stock then outstanding; provided that any charges and expenses that apply to one or more classes shall be reflected in the amount of dividends or distributions made to those classes.
In addition, dividends or distributions are limited in circumstances where corporation would be unable to pay its debts as they become due or its total assets would be less than its total liabilities.

Conversion to a Master-Feeder Structure:	Funds have the ability to convert to a feeder fund in a master-feeder structure without shareholder approval.	Funds do not have the ability to convert to a master-feeder structure without shareholder approval.	Funds do not have the ability to convert to a master-feeder structure without shareholder approval.

APPENDIX G

DISSENTERS' RIGHTS UNDER OREGON LAW

Right to Dissent and Obtain Payment for Shares

60.551 Definitions for 60.551 to 60.594. As used in ORS 60.551 to 60.594:

(1) "Beneficial shareholder" means the person who is a beneficial owner of shares held in a voting trust or by a nominee as the record shareholder.

(2) "Corporation" means the issuer of the shares held by a dissenter before the corporate action, or the surviving or acquiring corporation by merger or share exchange of that issuer.

(3) "Dissenter" means a shareholder who is entitled to dissent from corporate action under ORS 60.554 and who exercises that right when and in the manner required by ORS 60.561 to 60.587.

(4) "Fair value," with respect to a dissenter's shares, means the value of the shares immediately before the effectuation of the corporate action to which the dissenter objects, excluding any appreciation or depreciation in anticipation of the corporate action unless exclusion would be inequitable.

(5) "Interest" means interest from the effective date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all the circumstances.

(6) "Record shareholder" means the person in whose name shares are registered in the records of a corporation or the beneficial owner of shares to the extent of the rights granted by a nominee certificate on file with a corporation.

(7) "Shareholder" means the record shareholder or the beneficial shareholder. [1987 c.52 §124; 1989 c.1040 §30]

60.554 Right to dissent. (1) Subject to subsection (2) of this section, a shareholder is entitled to dissent from, and obtain payment of the fair value of the shareholder's shares in the event of, any of the following corporate acts:

(a) Consummation of a plan of merger to which the corporation is a party if shareholder approval is required for the merger by ORS 60.487 or the articles of incorporation and the shareholder is entitled to vote on the merger or if the corporation is a subsidiary that is merged with its parent under ORS 60.491;

(b) Consummation of a plan of share exchange to which the corporation is a party as the corporation whose shares will be acquired, if the shareholder is entitled to vote on the plan;

(c) Consummation of a sale or exchange of all or substantially all of the property of the corporation other than in the usual and regular course of business, if the shareholder is entitled to vote on the sale or exchange, including a sale in dissolution, but not including a sale pursuant to court order or a sale for cash pursuant to a plan by which all or substantially all of the net proceeds of the sale will be distributed to the shareholders within one year after the date of sale;

(d) An amendment of the articles of incorporation that materially and adversely affects rights in respect of a dissenter's shares because it:

(A) Alters or abolishes a preemptive right of the holder of the shares to acquire shares or other securities; or

(B) Reduces the number of shares owned by the shareholder to a fraction of a share if the fractional share so created is to be acquired for cash under ORS 60.141;

(e) Any corporate action taken pursuant to a shareholder vote to the extent the articles of incorporation, bylaws or a resolution of the board of directors provides that voting or nonvoting shareholders are entitled to dissent and obtain payment for their shares; or

(f) Conversion to a noncorporate business entity pursuant to ORS 60.472.

(2) A shareholder entitled to dissent and obtain payment for the shareholder's shares under ORS 60.551 to 60.594 may not challenge the corporate action creating the shareholder's entitlement unless the action is unlawful or fraudulent with respect to the shareholder or the corporation.

(3) Dissenters' rights shall not apply to the holders of shares of any class or series if the shares of the class or series were registered on a national securities exchange or quoted on the National Association of Securities Dealers, Inc. Automated Quotation System as a National Market System issue on the record date for the meeting of shareholders at which the corporate action described in subsection (1) of this section is to be approved or on the date a copy or summary of the plan of merger is mailed to shareholders under ORS 60.491, unless the articles of incorporation otherwise provide. [1987 c.52 §125; 1989 c.1040 §31; 1993 c.403 §9; 1999 c.362 §15]

60.557 Dissent by nominees and beneficial owners. (1) A record shareholder may assert dissenters' rights as to fewer than all the shares registered in the shareholder's name only if the shareholder dissents with respect to all shares beneficially owned by any one person and notifies the corporation in writing of the name and address of each person on whose behalf the shareholder asserts dissenters' rights. The rights of a partial dissenter under this subsection are determined as if the shares regarding which the shareholder dissents and the shareholder's other shares were registered in the names of different shareholders.

(2) A beneficial shareholder may assert dissenters' rights as to shares held on the beneficial shareholder's behalf only if:

(a) The beneficial shareholder submits to the corporation the record shareholder's written consent to the dissent not later than the time the beneficial shareholder asserts dissenters' rights; and

(b) The beneficial shareholder does so with respect to all shares of which such shareholder is the beneficial shareholder or over which such shareholder has power to direct the vote. [1987 c.52 §126]

(Procedure for Exercise of Rights)

60.561 Notice of dissenters' rights. (1) If proposed corporate action creating dissenters' rights under ORS 60.554 is submitted to a vote at a shareholders' meeting, the meeting notice must state that shareholders are or may be entitled to assert dissenters' rights under ORS 60.551 to 60.594 and be accompanied by a copy of ORS 60.551 to 60.594.

(2) If corporate action creating dissenters' rights under ORS 60.554 is taken without a vote of shareholders, the corporation shall notify in writing all shareholders entitled to assert dissenters' rights that the action was taken and send the shareholders entitled to assert dissenters' rights the dissenters' notice described in ORS 60.567. [1987 c.52 §127]

60.564 Notice of intent to demand payment. (1) If proposed corporate action creating dissenters' rights under ORS 60.554 is submitted to a vote at a shareholders' meeting, a shareholder who wishes to assert dissenters' rights shall deliver to the corporation before the vote is taken written notice of the shareholder's intent to demand payment for the shareholder's shares if the proposed action is effectuated and shall not vote such shares in favor of the proposed action.

(2) A shareholder who does not satisfy the requirements of subsection (1) of this section is not entitled to payment for the shareholder's shares under this chapter. [1987 c.52 §128]

60.567 Dissenters' notice. (1) If proposed corporate action creating dissenters' rights under ORS 60.554 is authorized at a shareholders' meeting, the corporation shall deliver a written dissenters' notice to all shareholders who satisfied the requirements of ORS 60.564.

(2) The dissenters' notice shall be sent no later than 10 days after the corporate action was taken, and shall:

(a) State where the payment demand shall be sent and where and when certificates for certificated shares shall be deposited;

(b) Inform holders of uncertificated shares to what extent transfer of the shares will be restricted after the payment demand is received;

(c) Supply a form for demanding payment that includes the date of the first announcement of the terms of the proposed corporate action to news media or to shareholders and requires that the person asserting dissenters' rights certify whether or not the person acquired beneficial ownership of the shares before that date;

(d) Set a date by which the corporation must receive the payment demand. This date may not be fewer than 30 nor more than 60 days after the date the subsection (1) of this section notice is delivered; and

(e) Be accompanied by a copy of ORS 60.551 to 60.594. [1987 c.52 §129]

60.571 Duty to demand payment. (1) A shareholder sent a dissenters' notice described in ORS 60.567 must demand payment, certify whether the shareholder acquired beneficial ownership of the shares before the date required to be set forth in the dissenters' notice pursuant to ORS 60.567 (2)(c), and deposit the shareholder's certificates in accordance with the terms of the notice.

(2) The shareholder who demands payment and deposits the shareholder's shares under subsection (1) of this section retains all other rights of a shareholder until these rights are canceled or modified by the taking of the proposed corporate action.

(3) A shareholder who does not demand payment or deposit the shareholder's share certificates where required, each by the date set in the dissenters' notice, is not entitled to payment for the shareholder's shares under this chapter. [1987 c.52 §130]

60.574 Share restrictions. (1) The corporation may restrict the transfer of uncertificated shares from the date the demand for their payment is received until the proposed corporate action is taken or the restrictions released under ORS 60.581.

(2) The person for whom dissenters' rights are asserted as to uncertificated shares retains all other rights of a shareholder until these rights are canceled or modified by the taking of the proposed corporate action. [1987 c.52 §131]

60.577 Payment. (1) Except as provided in ORS 60.584, as soon as the proposed corporate action is taken, or upon receipt of a payment demand, the corporation shall pay each dissenter who complied with ORS 60.571, the amount the corporation estimates to be the fair value of the shareholder's shares, plus accrued interest.

(2) The payment must be accompanied by:

(a) The corporation's balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, an income statement for that year and the latest available interim financial statements, if any;

(b) A statement of the corporation's estimate of the fair value of the shares;

(c) An explanation of how the interest was calculated;

(d) A statement of the dissenter's right to demand payment under ORS 60.587; and

(e) A copy of ORS 60.551 to 60.594. [1987 c.52 §132; 1987 c.579 §4]

60.581 Failure to take action. (1) If the corporation does not take the proposed action within 60 days after the date set for demanding payment and depositing share certificates, the corporation shall return the deposited certificates and release the transfer restrictions imposed on uncertificated shares.

(2) If after returning deposited certificates and releasing transfer restrictions, the corporation takes the proposed action, it must send a new dissenters' notice under ORS 60.567 and repeat the payment demand procedure. [1987 c.52 §133]

60.584 After-acquired shares. (1) A corporation may elect to withhold payment required by ORS 60.577 from a dissenter unless the dissenter was the beneficial owner of the shares before the date set forth in the dissenters' notice as the date of the first announcement to news media or to shareholders of the terms of the proposed corporate action.

(2) To the extent the corporation elects to withhold payment under subsection (1) of this section, after taking the proposed corporate action, it shall estimate the fair value of the shares plus accrued interest and shall pay this amount to each dissenter who agrees to accept it in full satisfaction of such demand. The corporation shall send with its offer a statement of its estimate of the fair value of the shares an explanation of how the interest was calculated and a statement of the dissenter's right to demand payment under ORS 60.587. [1987 c.52 §134]

60.587 Procedure if shareholder dissatisfied with payment or offer. (1) A dissenter may notify the corporation in writing of the dissenter's own estimate of the fair value of the dissenter's shares and amount of interest due, and demand payment of the dissenter's estimate, less any payment under ORS 60.577 or reject the corporation's offer under ORS 60.584 and demand payment of the dissenter's estimate of the fair value of the dissenter's shares and interest due, if:

(a) The dissenter believes that the amount paid under ORS 60.577 or offered under ORS 60.584 is less than the fair value of the dissenter's shares or that the interest due is incorrectly calculated;

(b) The corporation fails to make payment under ORS 60.577 within 60 days after the date set for demanding payment; or

(c) The corporation, having failed to take the proposed action, does not return the deposited certificates or release the transfer restrictions imposed on uncertificated shares within 60 days after the date set for demanding payment.

(2) A dissenter waives the right to demand payment under this section unless the dissenter notifies the corporation of the dissenter's demand in writing under subsection (1) of this section within 30 days after the corporation made or offered payment for the dissenter's shares. [1987 c.52 §135]

(Judicial Appraisal of Shares)

60.591 Court action. (1) If a demand for payment under ORS 60.587 remains unsettled, the corporation shall commence a proceeding within 60 days after receiving the payment demand under ORS 60.587 and petition the court under subsection (2) of this section to determine the fair value of the shares and accrued interest. If the corporation does not commence the proceeding within the 60-day period, it shall pay each dissenter whose demand remains unsettled the amount demanded.

(2) The corporation shall commence the proceeding in the circuit court of the county where a corporation's principal office is located, or if the principal office is not in this state, where the corporation's registered office is located. If the corporation is a foreign corporation without a registered office in this state, it shall commence the proceeding in the county in this state where the registered office of the domestic corporation merged with or whose shares were acquired by the foreign corporation was located.

(3) The corporation shall make all dissenters, whether or not residents of this state, whose demands remain unsettled parties to the proceeding as in an action against their shares. All parties must be served with a copy of the petition.

Nonresidents may be served by registered or certified mail or by publication as provided by law.

(4) The jurisdiction of the circuit court in which the proceeding is commenced under subsection (2) of this section is plenary and exclusive. The court may appoint one or more persons as appraisers to receive evidence and recommend decision on the question of fair value. The appraisers have the powers described in the court order appointing them, or in any amendment to the order. The dissenters are entitled to the same discovery rights as parties in other civil proceedings.

(5) Each dissenter made a party to the proceeding is entitled to judgment for:

(a) The amount, if any, by which the court finds the fair value of the dissenter's shares, plus interest, exceeds the amount paid by the corporation; or

(b) The fair value, plus accrued interest, of the dissenter's after-acquired shares for which the corporation elected to withhold payment under ORS 60.584. [1987 c.52 §136]

60.594 Court costs and counsel fees. (1) The court in an appraisal proceeding commenced under ORS 60.591 shall determine all costs of the proceeding, including the reasonable compensation and expenses of appraisers appointed by the court. The court shall assess the costs against the corporation, except that the court may assess costs against all or some of the dissenters, in amounts the court finds equitable, to the extent the court finds the dissenters acted arbitrarily, vexatiously, or not in good faith in demanding payment under ORS 60.587.

(2) The court may also assess the fees and expenses of counsel and experts of the respective parties in amounts the court finds equitable:

(a) Against the corporation and in favor of any or all dissenters if the court finds the corporation did not substantially comply with the requirements of ORS 60.561 to 60.587; or

(b) Against either the corporation or a dissenter, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously or not in good faith with respect to the rights provided by this chapter.

(3) If the court finds that the services of counsel for any dissenter were of substantial benefit to other dissenters similarly situated, and that the fees for those services should not be assessed against the corporation, the court may award to counsel reasonable fees to be paid out of the amount awarded the dissenters who were benefited. [1987 c.52 §137]

Statement of Additional Information

Dated September 15, 2005

NATIONS FUNDS TRUST

One Bank of America Plaza

101 South Tryon Street

Charlotte, North Carolina 28255

(866) 348-1468

(November 16, 2005 Special Meetings of Shareholders of Columbia Money Market Fund of Columbia Funds Trust II, Columbia Municipal Money Market Fund of Columbia Funds Trust IV and Columbia Daily Income Company)

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of the Funds of the Trust to be held on November 16, 2005.  Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Funds Trust at the address or telephone number set forth above.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in Statements of Additional Information

Further information about the Class B Shares (formerly Investor B Shares) and Class Z Shares (formerly Primary A Shares) of the Nations Funds is contained in and incorporated herein by reference to the Statement of Additional Information for the Nations Funds dated August 1, 2005.

Further information about the Class Z Shares, Class A Shares, Class B Shares, Class C Shares, of Columbia Money Market Fund and Columbia Municipal Money Market Fund is contained in and incorporated herein by reference to the Statements of Additional Information for the Funds dated August 1, 2005, as supplemented.

Further information about the Class Z Shares of the Columbia Daily Income Company is contained in and incorporated herein by reference to the Statement of Additional Information for the Fund, dated January 1, 2005, as supplemented.

The audited financial statements and related Report of Independent Accountants for the fiscal year ended March 31, 2005 for Nations Cash Reserves, Nations Municipal Reserves, Columbia Money Market Fund and Columbia Municipal Money Market Fund; and August 31, 2004 for Columbia Daily Income Company are incorporated herein by reference.  The unaudited financial statements for the semi-annual period ended February 28, 2005 for Columbia Daily Income Company are incorporated herein by reference.  No other parts of the annual and semi-annual reports are incorporated herein by reference.

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Table of Contents

General Information	3

2

General Information

The Reorganizations contemplates the transfer of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of designated classes of the Acquiring Funds.  The shares issued by the Acquiring Funds will have an aggregate dollar value equal to the aggregate dollar value of the shares of the Funds that are outstanding immediately before the closing of the Reorganization.  The Acquiring Funds will serve as the accounting survivor in the Reorganization.

Immediately after the Closing, the Funds will distribute the shares of the Acquiring Funds received in the Reorganization to its shareholders in liquidation of the Funds.  Each shareholder owning Fund shares at the Closing will receive shares of a designated class of the corresponding Acquiring Fund, and will receive any unpaid distributions that were declared before the Closing on the Fund shares.  If the Reorganization Agreement is approved and consummated, the Funds will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Funds will be redeemed and canceled in exchange for shares of the corresponding Acquiring Funds.

As provided in Item 14 of Form N-14, pro forma financial statements for the Reorganizations are not provided because, in each Reorganization, the Fund’s net asset value does not exceed ten percent of its Acquiring Fund’s net asset value, as of August 12, 2005.

For further information about the transaction, see the Proxy/Prospectus.

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NATIONS FUNDS TRUST

One Bank of America Plaza

33rd Floor

Charlotte, NC  28255

(866) 348-1468

FORM N-14

PART C

OTHER INFORMATION

Item 15.                               Indemnification.

Article VII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement (defined below) is incorporated by reference.  Indemnification of the Registrant’s administrator, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.                                       Administration Agreement with BACAP Distributors, LLC (“BACAP Distributors”);

2.                                       Sub-Administration Agreement with The Bank of New York (“BNY”) and BACAP Distributors;

3.                                       Distribution Agreement with BACAP Distributors;

4.                                       Custody Agreement with BNY;

5.                                       Custody Agreement with Bank of America, N.A. (“Bank of America”)

6.                                       Transfer Agency and Services Agreement with PFPC Inc. (“PFFC”); and

7.                                       Sub-Transfer Agency and Services Agreement with PFFC and Bank of America.

The Registrant has entered into a Cross Indemnification Agreement with Nations Master Investment Trust (“Master Trust”) and Nations Separate Account Trust (“Separate Account Trust”) dated February 14, 2000 under which they will each indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by them expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that Master Trust and Separate Account Trust shall not be liable in any such case to the extent that any such loss,

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claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to Master Trust and Separate Account Trust by the Registrant expressly for use in the Offering Documents.

Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection.  In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Trustees also have each separately entered into an irrevocable agreement with the Registrant embodying and formalizing the indemnification provision, set forth in the Registrant’s Declaration of Trust.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.  In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant.  The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16.                               Exhibits.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-9645).

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Exhibit Number	Description

(1)	Amended and Restated Declaration of Trust last amended July 28, 2003, incorporated by reference to Post-Effective No. 35, filed July 30, 2004.

(2)	Not Applicable.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization, filed herewith.

(5)	Not Applicable.

(6)(a)

Investment Advisory Agreement with Banc of America Capital Management, LLC (“BACAP”) dated January 1, 2003, Schedule I amended on December 1, 2004, incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed on May 6, 2005.

(6)(b)

BACAP Assumption Agreement on behalf of the LifeGoal Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on June 18, 2003.

(6)(c)

Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on June 18, 2003.

(6)(d)

BACAP Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on June 18, 2003.

(6)(e)

Investment Sub-Advisory Agreement among BACAP, Brandes Investment Partners, L.P. and the Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed on July 31, 2003.

6(f)	Investment Sub-Advisory Agreement among BACAP, Marsico Capital Management, LLC (“Marsico Capital”) and the Registrant dated November 2, 2004, filed on May 6, 2005.

(7)

Distribution Agreement with BACAP Distributors dated January 1, 2003, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on July 30, 2005.

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(8)	Deferred Compensation Bonus Plan dated December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(9)(a)

Amended and Restated Custody Agreement between the Registrant and BNY dated July 2, 2001, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(9)(b)

Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios (except Nations LifeGoal Income Portfolio) dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, filed July 31, 2001.

(10)(a)

Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(10)(b)	Distribution Plan relating to Investor B Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(10)(c)	Distribution Plan relating to Investor C Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(10)(d)	Distribution Plan relating to Daily Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(10)(e)	Distribution Plan relating to Investor Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(10)(f)	Distribution Plan relating to Liquidity Class Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(10)(g)	Distribution Plan relating to Market Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(10)(h)	Distribution Plan relating to Service Class Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(11)	Opinion and Consent of Counsel — Morrison & Foerster LLP, filed herewith.

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(12)	See Item 17 (3) of this Part C.

13(a)

Administration Agreement between the Registrant and BACAP Distributors dated January 1, 2003, Schedule A amended January 23, 2004, Schedule B amended December 1, 2004, incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed May 6, 2005.

(13)(b)

Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors dated January 1, 2003, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(c)

Shareholder Servicing Plan relating to Investor B Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(d)

Shareholder Servicing Plan relating to Investor C Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(e)

Shareholder Servicing Plan relating to Adviser Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(f)

Shareholder Servicing Plan relating to Daily Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(g)

Shareholder Servicing Plan relating to Investor Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(h)

Shareholder Servicing Plan relating to Liquidity Class Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(i)

Shareholder Servicing Plan relating to Market Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(j)

Shareholder Servicing Plan relating to Marsico Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(k)

Shareholder Servicing Plan relating to Service Class Shares, Schedule I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

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(13)(l)	Shareholder Administration Plan relating to Investor A Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(13)(m)

Shareholder Administration Plan relating to Investor B and Investor C Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002 and Post-Effective Amendment No. 35 filed July 30, 2004.

(13)(n)

Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002 and Post-Effective Amendment No. 35 filed July 30, 2004.

Shareholder Administration Plan relating to Marsico Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(13)(o)

Shareholder Administration Plan relating to Trust Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002 and Post-Effective Amendment No. 35 filed July 30, 2004.

(13)(p)

Transfer Agency and Services Agreement between PFPC (formerly First Data Investor Services Group, Inc.) and the Nations Funds family dated June 1, 1995, Schedule G dated March 31, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(q)

Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed February 10, 2000.

(13)(r)	Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(s)

Sub-Transfer Agency Agreement between PFPC and Bank of America, dated September 11, 1995, Schedule A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(t)

Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed December 27, 2000.

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(13)(u)

Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed December 27, 2000.

(13)(v)

Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(w)

Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed February 10, 2000.

(14)	Consent of Independent Accountants — PricewaterhouseCoopers LLP, filed herewith.

(15)	Not Applicable.

(16)(a)

Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard, William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed May 6, 2005.

(17)(a)	Form of Proxy Ballot, filed herewith.

(17)(b)

Prospectuses and Statements of Additional Information for the Class Z Shares, Class A Shares, Class B Shares, and Class C Shares of Columbia Money Market Fund, dated August 1, 2005, are incorporated by reference to Post-Effective Amendment No. 67 to Columbia Funds Trust II’s registration statement on Form N-1A, as filed on July 29, 2005.

(17)(c)

Prospectuses and Statements of Additional Information for the Class Z Shares, Class A Shares, Class B Shares, and Class C Shares of Columbia Municipal Money Market Fund, dated August 1, 2005, are incorporated by reference to Post-Effective Amendment No. 72 to Columbia Funds Trust IV’s registration statement on Form N-1A, as filed on July 29, 2005.

(17)(d)

Prospectuses and Statements of Additional Information for the Class Z Shares of Columbia Daily Income Company are incorporated by reference to Post-Effective Amendment No. 59 to Columbia Daily Income Company’s registration statement on Form N-1A, as filed on December 10, 2004.

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(17)(e)

Prospectuses and Statements of Additional Information for the Class B and Class Z Shares of Nations Cash Reserves and Nations Municipal Reserves are incorporated by reference to Post-Effective Amendment No. 39 to Nation Funds Trust’s registration statement on Form N-1A, as filed on July 29, 2005.

Item 17.                               Undertakings.

(1)                                  Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 16th day of August, 2005.

NATIONS FUNDS TRUST

By:	*
Christopher Wilson
President and Chief Executive Officer

By:	/s/ R. Scott Henderson
R. Scott Henderson

*Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on N-14 has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES		TITLE	DATE

*		Chairman	August 16, 2005
(William P. Carmichael)		of the Board of Trustees

*		Chief Financial Officer	August 16, 2005
(J. Kevin Connaughton)		(Principal Financial
Officer)

*		Trustee	August 16, 2005
(Edward J. Boudreau, Jr.)

*		Trustee	August 16, 2005
(William A. Hawkins)

*		Trustee	August 16, 2005
(R. Glenn Hilliard)

*		Trustee	August 16, 2005
(Minor Mickel Shaw)

By:	/s/ R. Scott Henderson
R. Scott Henderson

*Attorney-in-Fact